UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: MARCH 31, 2025

Item 1. REPORTS TO SHAREHOLDERS

VanEck Biotech ETF

Ticker: BBH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Biotech ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$365,936,852
  Number of Portfolio Holdings25
  Portfolio Turnover Rate7%
  Advisory Fees Paid$712,592

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Biotechnology
80.2%
Life Sciences Tools & Services
16.9%
Pharmaceuticals
2.9%
Liabilities in excess of other assets
0.0%*
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Pharmaceuticals		2.9%
Life Sciences Tools & Services		16.9%
Biotechnology		80.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Amgen, Inc.	16.5%
Gilead Sciences, Inc.	12.6%
Vertex Pharmaceuticals, Inc.	11.1%
Regeneron Pharmaceuticals, Inc.	5.2%
Argenx SE	5.2%
Natera, Inc.	4.5%
Alnylam Pharmaceuticals, Inc.	4.4%
IQVIA Holdings, Inc.	4.4%
ICON PLC	3.6%
Biogen, Inc.	3.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Commodity Strategy ETF

Ticker: PIT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Commodity Strategy ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$30,552,801
  Number of Portfolio Holdings31
  Portfolio Turnover Rate-%
  Advisory Fees Paid$73,995

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
91.3%
Other assets less liabilities *
8.7%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		8.7%
Government		91.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on futures contracts of 2.8%

Need Additional Information?

Investment Adviser:	Van Eck Absolute Return Advisers Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital Transformation ETF

Ticker: DAPP

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Digital Transformation ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$23	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$130,727,675
  Number of Portfolio Holdings21
  Portfolio Turnover Rate28%
  Advisory Fees Paid$454,713

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
65.7%
Financials
28.7%
Consumer Discretionary
5.7%
Liabilities in excess of other assets
(0.1)%
-10
0
10
20
30
40
50
60
70
80

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Consumer Discretionary		5.7%
Financials		28.7%
Information Technology		65.7%

Top Ten Holdings (% of Total Net Assets)

MicroStrategy, Inc.	9.6%
Coinbase Global, Inc.	7.9%
Block, Inc.	7.5%
MARA Holdings, Inc.	6.3%
Metaplanet, Inc.	5.7%
Riot Platforms, Inc.	5.5%
Core Scientific, Inc.	5.3%
Defi Technologies, Inc.	4.9%
Hut 8 Corp.	4.7%
Cleanspark, Inc.	4.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Durable High Dividend ETF

Ticker: DURA

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Durable High Dividend ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$47,762,317
  Number of Portfolio Holdings62
  Portfolio Turnover Rate31%
  Advisory Fees Paid$70,120

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
18.4%
Consumer Staples
14.6%
Health Care
14.3%
Industrials
11.1%
Financials
9.7%
Utilities
7.3%
Consumer Discretionary
7.1%
Materials
6.9%
Information Technology
4.9%
Communication Services
4.9%
Other assets less liabilities
0.8%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		0.8%
Communication Services		4.9%
Information Technology		4.9%
Materials		6.9%
Consumer Discretionary		7.1%
Utilities		7.3%
Financials		9.7%
Industrials		11.1%
Health Care		14.3%
Consumer Staples		14.6%
Energy		18.4%

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	5.3%
Chevron Corp.	5.1%
Verizon Communications, Inc.	4.9%
Johnson & Johnson	4.8%
Altria Group, Inc.	4.7%
McDonald's Corp.	4.6%
PepsiCo, Inc.	4.6%
Pfizer, Inc.	4.5%
Texas Instruments, Inc.	4.5%
Merck & Co., Inc.	4.3%

Need Additional Information?

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Energy Income ETF

Ticker: EINC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Energy Income ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$25	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$83,894,793
  Number of Portfolio Holdings31
  Portfolio Turnover Rate7%
  Advisory Fees Paid$163,235

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
99.8%
Other assets less liabilities
0.2%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.2%
Energy		99.8%

Top Ten Holdings (% of Total Net Assets)

The Williams Companies, Inc.	8.1%
Enbridge, Inc.	8.0%
ONEOK, Inc.	7.2%
Cheniere Energy, Inc.	6.7%
Kinder Morgan, Inc.	6.2%
TC Energy Corp.	5.3%
Targa Resources Corp.	5.1%
Enterprise Products Partners LP	4.5%
Pembina Pipeline Corp.	4.5%
DT Midstream, Inc.	4.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Environmental Services ETF

Ticker: EVX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Environmental Services ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$80,019,618
  Number of Portfolio Holdings22
  Portfolio Turnover Rate13%
  Advisory Fees Paid$172,643

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
71.3%
Materials
15.6%
Energy
4.5%
Consumer Staples
4.4%
Health Care
4.1%
Other assets less liabilities
0.1%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.1%
Health Care		4.1%
Consumer Staples		4.4%
Energy		4.5%
Materials		15.6%
Industrials		71.3%

Top Ten Holdings (% of Total Net Assets)

Waste Connections, Inc.	10.3%
Republic Services, Inc.	10.2%
Waste Management, Inc.	10.1%
Ecolab, Inc.	9.9%
Aris Water Solutions, Inc.	4.5%
Darling Ingredients, Inc.	4.4%
Casella Waste Systems, Inc.	4.3%
GFL Environmental, Inc.	4.2%
Clean Harbors, Inc.	4.2%
ABM Industries, Inc.	4.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Fabless Semiconductor ETF

Ticker: SMHX

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$34,411,487
  Number of Portfolio Holdings22
  Portfolio Turnover Rate12%
  Advisory Fees Paid$47,359

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Semiconductors
89.7%
Application Software
10.3%
Liabilities in excess of other assets
0.0%*
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Application Software		10.3%
Semiconductors		89.7%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.8%
Broadcom, Inc.	13.7%
Advanced Micro Devices, Inc.	5.4%
Qualcomm, Inc.	5.3%
Synopsys, Inc.	5.2%
Cadence Design Systems, Inc.	5.1%
Monolithic Power Systems, Inc.	4.7%
Rambus, Inc.	4.5%
ARM Holdings Plc	4.5%
Marvell Technology, Inc.	4.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Gaming ETF

Ticker: BJK

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Gaming ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gaming ETF	$30	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$25,406,186
  Number of Portfolio Holdings31
  Portfolio Turnover Rate6%
  Advisory Fees Paid$54,948

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
87.8%
Real Estate
12.3%
Liabilities in excess of other assets
(0.1)%
-20
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate		12.3%
Consumer Discretionary		87.8%

Top Ten Holdings (% of Total Net Assets)

Aristocrat Leisure Ltd.	8.0%
Flutter Entertainment PLC	7.9%
VICI Properties, Inc.	7.5%
DraftKings, Inc.	5.9%
Las Vegas Sands Corp.	5.7%
Evolution AB	5.4%
Galaxy Entertainment Group Ltd.	5.1%
Churchill Downs, Inc.	4.9%
Gaming and Leisure Properties, Inc.	4.8%
Wynn Resorts Ltd.	4.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Green Infrastructure ETF

Ticker: RNEW

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Green Infrastructure ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Infrastructure ETF	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,775,208
  Number of Portfolio Holdings42
  Portfolio Turnover Rate11%
  Advisory Fees Paid$4,223

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
35.8%
Utilities
17.0%
Consumer Discretionary
16.2%
Energy
14.2%
Information Technology
11.0%
Materials
5.7%
Other assets less liabilities
0.1%
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		0.1%
Materials		5.7%
Information Technology		11.0%
Energy		14.2%
Consumer Discretionary		16.2%
Utilities		17.0%
Industrials		35.8%

Top Ten Holdings (% of Total Net Assets)

Republic Services, Inc.	6.4%
Cheniere Energy Partners LP	6.3%
Waste Management, Inc.	6.0%
Cheniere Energy, Inc.	6.0%
Ecolab, Inc.	5.7%
Rivian Automotive, Inc.	4.9%
Enphase Energy, Inc.	4.7%
Donaldson Co., Inc.	4.6%
Clean Harbors, Inc.	4.4%
Quanta Services, Inc.	4.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Real Assets ETF

Ticker: RAAX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Real Assets ETF (the "Fund") (formerly known as VanEck Inflation Allocation ETF) for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Real Assets ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$105,041,273
  Number of Portfolio Holdings13
  Portfolio Turnover Rate8%
  Advisory Fees Paid$138,748

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Resource Assets
46.1%
Financial Assets
27.1%
Income Assets
26.4%
Other assets less liabilities
0.4%
0
10
20
30
40
50

Value	Value	Value
Other assets less liabilities		0.4%
Income Assets		26.4%
Financial Assets		27.1%
Resource Assets		46.1%

Top Ten Holdings (% of Total Net Assets)

VanEck Merk Gold ETF	25.0%
VanEck Commodity Strategy ETF	21.9%
VanEck Energy Income ETF	12.5%
Energy Select Sector SPDR Fund	11.9%
Materials Select Sector SPDR Fund	8.7%
Global X US Infrastructure Development ETF	7.1%
iShares Residential and Multisector Real Estate ETF	6.8%
VanEck Uranium and Nuclear ETF	2.4%
VanEck Gold Miners ETF	1.4%
Invesco Water Resources ETF	1.2%

Need Additional Information?

Investment Adviser:	Van Eck Absolute Return Advisers Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long/Flat Trend ETF

Ticker: LFEQ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Long/Flat Trend ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long/Flat Trend ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$24,847,250
  Number of Portfolio Holdings1
  Portfolio Turnover Rate0%
  Advisory Fees Paid$34,287

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Exchanged Traded Fund
99.7%
Other assets less liabilities
0.3%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.3%
Exchanged Traded Fund		99.7%

Need Additional Information?

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar ESG Moat ETF

Ticker: MOTE

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar ESG Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar ESG Moat ETF	$24	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$5,999,341
  Number of Portfolio Holdings63
  Portfolio Turnover Rate11%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
21.7%
Health Care
19.8%
Financials
15.3%
Consumer Staples
12.0%
Industrials
11.8%
Consumer Discretionary
8.6%
Communication Services
5.9%
Materials
3.7%
Real Estate
1.3%
Liabilities in excess of other assets
(0.1)%
-5
0
5
10
15
20
25

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate		1.3%
Materials		3.7%
Communication Services		5.9%
Consumer Discretionary		8.6%
Industrials		11.8%
Consumer Staples		12.0%
Financials		15.3%
Health Care		19.8%
Information Technology		21.7%

Top Ten Holdings (% of Total Net Assets)

Yum! Brands, Inc.	3.1%
Veeva Systems, Inc.	3.1%
Tyler Technologies, Inc.	2.9%
Allegion Plc	2.7%
Equifax, Inc.	2.6%
PepsiCo, Inc.	2.5%
Masco Corp.	2.6%
TransUnion	2.5%
Walt Disney Co.	2.5%
Thermo Fisher Scientific, Inc.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Morningstar Global Wide Moat ETF

Ticker: MOTG

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$26	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$15,596,012
  Number of Portfolio Holdings74
  Portfolio Turnover Rate38%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
Health Care
Consumer Staples
Financials
Information Technology
Consumer Discretionary
Communication Services
Materials
Liabilities in excess of other assets
27.4%
16.5%
12.7%
11.9%
9.3%
8.9%
7.6%
5.8%
(0.1)%
-5
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		5.8%
Communication Services		7.6%
Consumer Discretionary		8.9%
Information Technology		9.3%
Financials		11.9%
Consumer Staples		12.7%
Health Care		16.5%
Industrials		27.4%

Top Ten Holdings (% of Total Net Assets)

Rheinmetall AG	3.0%
Tencent Holdings Ltd.	2.2%
Corteva, Inc.	2.1%
Toronto-Dominion Bank	2.1%
GSK Plc	2.1%
JD.com, Inc.	2.1%
Yum China Holdings, Inc.	2.1%
British American Tobacco Plc	2.0%
Brambles Ltd.	2.0%
Roche Holding AG	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Morningstar International Moat ETF

Ticker: MOTI

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar International Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$167,322,763
  Number of Portfolio Holdings47
  Portfolio Turnover Rate68%
  Advisory Fees Paid$417,083

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Staples
29.9%
Industrials
23.3%
Health Care
13.6%
Consumer Discretionary
12.8%
Financials
8.5%
Communication Services
5.3%
Information Technology
4.5%
Materials
2.3%
Liabilities in excess of other assets
(0.2)%
-5
0
5
10
15
20
25
30
35

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Materials		2.3%
Information Technology		4.5%
Communication Services		5.3%
Financials		8.5%
Consumer Discretionary		12.8%
Health Care		13.6%
Industrials		23.3%
Consumer Staples		29.9%

Top Ten Holdings (% of Total Net Assets)

Rheinmetall AG	3.7%
Alibaba Group Holding Ltd.	3.0%
Allegro.eu SA	2.7%
Tencent Holdings Ltd.	2.7%
Anheuser-Busch InBev SA	2.6%
Reckitt Benckiser Group Plc	2.6%
Sanofi SA	2.6%
GSK Plc	2.6%
JD.com, Inc.	2.7%
Yum China Holdings, Inc.	2.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Morningstar SMID Moat ETF

Ticker: SMOT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$416,664,728
  Number of Portfolio Holdings105
  Portfolio Turnover Rate40%
  Advisory Fees Paid$909,391

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary 19.6%
Industrials 15.7%
Health Care 14.5%
Information Technology 12.2%
Financials 11.0%
Materials 9.4%
Utilities 4.6%
Consumer Staples 4.4%
Communication Services 4.1%
Energy 3.0%
Real Estate 1.4%
Other assets less liabilities 0.1%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		1.4%
Energy		3.0%
Communication Services		4.1%
Consumer Staples		4.4%
Utilities		4.6%
Materials		9.4%
Financials		11.0%
Information Technology		12.2%
Health Care		14.5%
Industrials		15.7%
Consumer Discretionary		19.6%

Top Ten Holdings (% of Total Net Assets)

Hess Corp.	1.6%
Corteva, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Edwards Lifesciences Corp.	1.4%
Portland General Electric Co.	1.4%
CNH Industrial NV	1.4%
Western Union Co.	1.4%
LPL Financial Holdings, Inc.	1.4%
The Campbell's Co.	1.4%
Allegion Plc	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Morningstar Wide Moat ETF

Ticker: MOAT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$22	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$13,460,594,554
  Number of Portfolio Holdings53
  Portfolio Turnover Rate25%
  Advisory Fees Paid$34,465,368

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Health Care
Information Technology
Industrials
Consumer Staples
Financials
Materials
Communication Services
Consumer Discretionary
Other assets less liabilities
25.9%
22.3%
18.1%
14.1%
6.3%
5.2%
4.6%
3.4%
0.1%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		3.4%
Communication Services		4.6%
Materials		5.2%
Financials		6.3%
Consumer Staples		14.1%
Industrials		18.1%
Information Technology		22.3%
Health Care		25.9%

Top Ten Holdings (% of Total Net Assets)

Zimmer Biomet Holdings, Inc.	2.8%
Huntington Ingalls Industries, Inc.	2.8%
Corteva, Inc.	2.8%
Boeing Co.	2.7%
Pfizer, Inc.	2.6%
The Campbell's Co.	2.6%
Allegion Plc	2.6%
MarketAxess Holdings, Inc.	2.6%
Veeva Systems, Inc.	2.6%
GE HealthCare Technologies, Inc.	2.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Morningstar Wide Moat Growth ETF

Ticker: MGRO

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Growth ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Growth ETF	$25	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$706,330
  Number of Portfolio Holdings42
  Portfolio Turnover Rate24%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
36.8%
Industrials
18.8%
Health Care
15.6%
Consumer Staples
8.9%
Consumer Discretionary
6.3%
Communication Services
6.1%
Financials
5.1%
Materials
2.4%
Other assets less liabilities
0.0%*
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Materials		2.4%
Financials		5.1%
Communication Services		6.1%
Consumer Discretionary		6.3%
Consumer Staples		8.9%
Health Care		15.6%
Industrials		18.8%
Information Technology		36.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Veeva Systems, Inc.	5.2%
MarketAxess Holdings, Inc.	5.1%
Monolithic Power Systems, Inc.	4.9%
Microsoft Corp.	4.7%
TransUnion	4.6%
Teradyne, Inc.	4.2%
Yum! Brands, Inc.	3.4%
Allegion Plc	3.3%
Equifax, Inc.	2.8%
West Pharmaceutical Services, Inc.	2.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Morningstar Wide Moat Value ETF

Ticker: MVAL

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$24	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$4,734,033
  Number of Portfolio Holdings39
  Portfolio Turnover Rate25%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Health Care
29.3%
Industrials
20.2%
Consumer Staples
18.5%
Information Technology
10.3%
Materials
7.0%
Consumer Discretionary
5.4%
Financials
4.7%
Communication Services
4.5%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		4.5%
Financials		4.7%
Consumer Discretionary		5.4%
Materials		7.0%
Information Technology		10.3%
Consumer Staples		18.5%
Industrials		20.2%
Health Care		29.3%

Top Ten Holdings (% of Total Net Assets)

Zimmer Biomet Holdings, Inc.	4.9%
Huntington Ingalls Industries, Inc.	4.9%
Boeing Co.	4.7%
Pfizer, Inc.	4.6%
The Campbell's Co.	4.6%
Danaher Corp.	4.3%
International Flavors & Fragrances, Inc.	4.2%
NXP Semiconductors N.V.	4.1%
NIKE, Inc.	3.8%
Thermo Fisher Scientific, Inc.	3.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Pharmaceutical ETF

Ticker: PPH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Pharmaceutical ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$18	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$668,742,363
  Number of Portfolio Holdings26
  Portfolio Turnover Rate12%
  Advisory Fees Paid$1,086,853

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Pharmaceuticals
78.2%
Health Care Distributors
10.2%
Biotechnology
6.6%
Personal Care Products
4.6%
Other assets less liabilities
0.4%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.4%
Personal Care Products		4.6%
Biotechnology		6.6%
Health Care Distributors		10.2%
Pharmaceuticals		78.2%

Top Ten Holdings (% of Total Net Assets)

Eli Lilly & Co.	11.9%
Johnson & Johnson	6.6%
AbbVie, Inc.	6.6%
Novartis AG	5.1%
Cencora, Inc.	4.9%
AstraZeneca PLC	4.9%
Merck & Co., Inc.	4.8%
Sanofi SA	4.8%
McKesson Corp.	4.7%
Novo Nordisk A/S	4.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Retail ETF

Ticker: RTH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Retail ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$232,877,202
  Number of Portfolio Holdings25
  Portfolio Turnover Rate4%
  Advisory Fees Paid$404,219

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
58.5%
Consumer Staples
27.8%
Health Care
13.9%
Liabilities in excess of other assets
(0.2)%
-10
0
10
20
30
40
50
60
70

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Health Care		13.9%
Consumer Staples		27.8%
Consumer Discretionary		58.5%

Top Ten Holdings (% of Total Net Assets)

Amazon.com, Inc.	18.8%
Walmart, Inc.	8.8%
Costco Wholesale Corp.	8.7%
The Home Depot, Inc.	7.5%
The TJX Companies, Inc.	5.2%
O'Reilly Automotive, Inc.	4.8%
McKesson Corp.	4.6%
CVS Health Corp.	4.6%
Lowe's Companies, Inc.	4.5%
JD.com, Inc.	4.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Robotics ETF

Ticker: IBOT

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Robotics ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$22	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$14,731,515
  Number of Portfolio Holdings64
  Portfolio Turnover Rate10%
  Advisory Fees Paid$30,400

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
59.9%
Industrials
34.3%
Consumer Discretionary
2.5%
Health Care
1.8%
Energy
1.1%
Other assets less liabilities
0.4%
0
10
20
30
40
50
60
70

Value	Value	Value
Other assets less liabilities		0.4%
Energy		1.1%
Health Care		1.8%
Consumer Discretionary		2.5%
Industrials		34.3%
Information Technology		59.9%

Top Ten Holdings (% of Total Net Assets)

Siemens AG	6.3%
ASML Holding N.V.	5.2%
Keyence Corp.	5.1%
ABB Ltd.	4.9%
Dassault Systemes SE	4.7%
Emerson Electric Co.	4.5%
NVIDIA Corp.	4.3%
Autodesk, Inc.	4.0%
Hexagon AB	3.2%
Teledyne Technologies, Inc.	2.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Semiconductor ETF

Ticker: SMH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Semiconductor ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$16	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$19,140,062,517
  Number of Portfolio Holdings26
  Portfolio Turnover Rate5%
  Advisory Fees Paid$40,879,952

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Semiconductors
75.5%
Semiconductor Materials & Equipment
18.0%
Application Software
6.5%
Other assets less liabilities
0.0%*
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Application Software		6.5%
Semiconductor Materials & Equipment		18.0%
Semiconductors		75.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Broadcom, Inc.	7.8%
Qualcomm, Inc.	5.3%
ASML Holding N.V.	4.9%
Texas Instruments, Inc.	4.8%
Advanced Micro Devices, Inc.	4.8%
Analog Devices, Inc.	4.6%
Applied Materials, Inc.	4.6%
KLA Corp.	4.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Social Sentiment ETF

Ticker: BUZZ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Social Sentiment ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$47,972,852
  Number of Portfolio Holdings76
  Portfolio Turnover Rate142%
  Advisory Fees Paid$216,783

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
32.2%
Consumer Discretionary
19.8%
Communication Services
14.9%
Financials
12.6%
Consumer Staples
7.8%
Industrials
6.5%
Health Care
5.3%
Other Investments
0.9%
Liabilities in excess of other assets
0.0%*
0
5
10
15
20
25
30
35

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.9%
Health Care		5.3%
Industrials		6.5%
Consumer Staples		7.8%
Financials		12.6%
Communication Services		14.9%
Consumer Discretionary		19.8%
Information Technology		32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Celsius Holdings, Inc.	3.9%
Robinhood Markets, Inc.	3.4%
MicroStrategy, Inc.	3.2%
Tesla, Inc.	3.2%
Palantir Technologies, Inc.	3.1%
Apple, Inc.	3.1%
Advanced Micro Devices, Inc.	3.1%
SoFi Technologies, Inc.	3.0%
GameStop Corp.	3.0%
Amazon.com, Inc.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Video Gaming and eSports ETF

Ticker: ESPO

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$298,472,451
  Number of Portfolio Holdings26
  Portfolio Turnover Rate27%
  Advisory Fees Paid$706,148

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Communication Services
71.6%
Information Technology
15.0%
Consumer Discretionary
13.5%
Liabilities in excess of other assets
(0.1)%
0
20
40
60
80

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Consumer Discretionary		13.5%
Information Technology		15.0%
Communication Services		71.6%

Top Ten Holdings (% of Total Net Assets)

AppLovin Corp.	7.9%
Tencent Holdings Ltd.	7.9%
Nintendo Co. Ltd.	7.1%
NetEase, Inc.	6.5%
Roblox Corp.	6.2%
Take-Two Interactive Software, Inc.	5.6%
Electronic Arts, Inc.	5.4%
Capcom Co. Ltd.	4.9%
Konami Group Corp.	4.7%
GameStop Corp.	4.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

March 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND

OTHER INFORMATION

BBH	|	Biotech ETF
DAPP	|	Digital Transformation ETF
EINC	|	Energy Income ETF
EVX	|	Environmental Services ETF
SMHX	|	Fabless Semiconductor ETF
BJK	|	Gaming ETF
RNEW	|	Green Infrastructure ETF
PPH	|	Pharmaceutical ETF
RTH	|	Retail ETF
IBOT	|	Robotics ETF
SMH	|	Semiconductor ETF
ESPO	|	Video Gaming and eSports ETF

800.826.2333	vaneck.com

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 2.2%
BeiGene Ltd. (ADR) *	29,603	$8,057,049
Germany: 2.3%
BioNTech SE (ADR) *	93,069	8,474,863
Ireland: 3.6%
ICON PLC (USD) *	74,581	13,050,929
United States: 91.9%
Alnylam Pharmaceuticals, Inc. *	59,779	16,141,526
Amgen, Inc.	193,343	60,236,012
Argenx SE (ADR) *	31,891	18,875,167
Biogen, Inc. *	91,100	12,466,124
BioMarin Pharmaceutical, Inc. *	95,754	6,768,850
Bio-Techne Corp.	117,434	6,885,155
Charles River Laboratories International, Inc. *	36,963	5,563,671
Exact Sciences Corp. * †	104,422	4,520,428
Gilead Sciences, Inc.	412,822	46,256,705
	Number of Shares	Value
United States (continued)
Illumina, Inc. *	124,026	$9,840,223
Incyte Corp. *	99,076	5,999,052
Insmed, Inc. * †	123,552	9,425,782
Intra-Cellular Therapies, Inc. *	80,052	10,560,460
IQVIA Holdings, Inc. *	91,553	16,140,794
Moderna, Inc. *	278,853	7,905,482
Natera, Inc. *	115,349	16,311,502
Neurocrine Biosciences, Inc. *	72,062	7,970,057
QIAGEN N.V. *	137,668	5,527,370
Regeneron Pharmaceuticals, Inc.	30,038	19,051,001
Repligen Corp. * †	37,682	4,794,658
Sarepta Therapeutics, Inc. *	70,131	4,475,760
Vertex Pharmaceuticals, Inc. *	83,907	40,679,792
		336,395,571
Total Common Stocks (Cost: $396,159,382)		365,978,412
Total Investments: 100.0% (Cost: $396,159,382)		365,978,412
Liabilities in excess of other assets: 0.0%		(41,560)
NET ASSETS: 100.0%		$365,936,852

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,850,008.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$365,978,412	$—	$—	$365,978,412

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

3

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 4.3%
IREN Ltd. (USD) * †	918,738	$5,595,114
Canada: 12.1%
Bitfarms Ltd. (USD) * †	4,079,542	3,215,495
Defi Technologies, Inc. *	3,076,700	6,455,886
Hut 8 Corp. (USD) *	532,339	6,185,779
		15,857,160
China: 4.1%
OSL Group Ltd. (HKD) * †	4,664,500	5,296,366
Germany: 4.1%
Northern Data AG * †	205,980	5,383,205
Japan: 5.7%
Metaplanet, Inc. *	2,649,000	7,501,954
Singapore: 4.1%
Bitdeer Technologies Group (USD) * †	603,914	5,332,561
United States: 65.7%
Applied Digital Corp. * †	977,027	5,490,892
Bit Digital, Inc. * †	1,824,401	3,685,290
Block, Inc. *	179,986	9,778,639
Cipher Mining, Inc. * †	2,021,224	4,648,815
Cleanspark, Inc. * †	887,231	5,962,192
	Number of Shares	Value
United States (continued)
Coinbase Global, Inc. *	59,972	$10,328,978
Core Scientific, Inc. *	963,563	6,976,196
Galaxy Digital Holdings Ltd. (CAD) * †	532,217	5,609,680
MARA Holdings, Inc. * †	712,627	8,195,211
MicroStrategy, Inc. *	43,796	12,625,073
Riot Platforms, Inc. * †	1,007,036	7,170,096
Terawulf, Inc. * †	2,002,451	5,466,691
		85,937,753
Total Common Stocks (Cost: $163,717,348)		130,904,113

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 17.8%
Money Market Fund: 17.8% (Cost: $23,224,525)
State Street Navigator Securities Lending Government Money Market Portfolio	23,224,525	23,224,525
Total Investments: 117.9% (Cost: $186,941,873)		154,128,638
Liabilities in excess of other assets: (17.9)%		(23,400,963)
NET ASSETS: 100.0%		$130,727,675

Definitions:

CAD	Canadian Dollar HKD Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $34,165,696.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$5,595,114	$—	$—	$5,595,114
Canada	15,857,160	—	—	15,857,160
China	—	5,296,366	—	5,296,366
Germany	—	5,383,205	—	5,383,205
Japan	—	7,501,954	—	7,501,954
Singapore	5,332,561	—	—	5,332,561
United States	85,937,753	—	—	85,937,753
Money Market Fund	23,224,525	—	—	23,224,525
Total Investments	$135,947,113	$18,181,525	$—	$154,128,638

See Notes to Financial Statements

4

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 77.5%
Energy: 77.5%
Antero Midstream Corp.	201,560	$3,628,080
Archrock, Inc.	88,877	2,332,133
Cheniere Energy, Inc.	24,262	5,614,227
DT Midstream, Inc.	38,682	3,732,039
Enbridge, Inc.	151,034	6,692,316
Excelerate Energy, Inc.	9,437	270,653
Gibson Energy, Inc. †	116,335	1,804,383
Hess Midstream LP	23,153	979,140
Keyera Corp.	119,858	3,725,547
Kinder Morgan, Inc.	181,702	5,183,958
Kinetik Holdings, Inc.	23,752	1,233,679
NextDecade Corp. *	109,683	853,334
ONEOK, Inc.	60,470	5,999,833
Pembina Pipeline Corp.	93,314	3,735,359
South Bow Corp. †	140,734	3,591,532
Summit Midstream Corp. *	2,738	92,791
Targa Resources Corp.	21,469	4,303,891
TC Energy Corp. †	94,809	4,475,933
The Williams Companies, Inc.	114,120	6,819,811
Total Common Stocks (Cost: $56,227,775)		65,068,639

MASTER LIMITED PARTNERSHIPS: 22.2%
Energy: 22.2%
Cheniere Energy Partners LP	10,667	704,449
Delek Logistics Partners LP	4,435	191,858
	Number of Shares	Value
Energy (continued)
Energy Transfer LP	196,416	$3,651,373
Enterprise Products Partners LP	109,583	3,741,164
Genesis Energy LP	20,571	322,759
MPLX LP	68,061	3,642,625
NGL Energy Partners LP *	28,001	127,124
Plains All American Pipeline LP	112,441	2,248,820
Plains GP Holdings LP	45,756	977,348
Sunoco LP	20,265	1,176,586
Western Midstream Partners LP	45,076	1,846,313
Total Master Limited Partnerships (Cost: $15,460,010)		18,630,419
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $71,687,785)		83,699,058

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.3%
Money Market Fund: 5.3% (Cost: $4,410,132)
State Street Navigator Securities Lending Government Money Market Portfolio	4,410,132	4,410,132
Total Investments: 105.0% (Cost: $76,097,917)		88,109,190
Liabilities in excess of other assets: (5.0)%		(4,214,397)
NET ASSETS: 100.0%		$83,894,793

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,952,282.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$65,068,639	$—	$—	$65,068,639
Master Limited Partnerships *	18,630,419	—	—	18,630,419
Money Market Fund	4,410,132	—	—	4,410,132
Total Investments	$88,109,190	$—	$—	$88,109,190

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Canada: 4.3%
GFL Environmental, Inc. (USD)	70,579	$3,409,672
United States: 95.6%
ABM Industries, Inc.	70,547	3,341,106
Aris Water Solutions, Inc.	112,295	3,597,932
Casella Waste Systems, Inc. *	30,692	3,422,465
CECO Environmental Corp. * †	67,467	1,538,247
Clean Harbors, Inc. *	16,979	3,346,561
Darling Ingredients, Inc. *	112,105	3,502,160
Donaldson Co., Inc.	48,377	3,244,162
Ecolab, Inc.	31,221	7,915,148
Energy Recovery, Inc. *	98,028	1,557,665
Montrose Environmental Group, Inc. * †	100,792	1,437,294
Perma-Fix Environmental Services, Inc. * †	220,012	1,599,487
PureCycle Technologies, Inc. * †	429,785	2,974,112
Radius Recycling, Inc.	54,663	1,578,667
Republic Services, Inc.	33,843	8,195,421
	Number of Shares	Value
United States (continued)
STERIS PLC	14,455	$3,276,226
Tennant Co.	39,145	3,121,814
Tetra Tech, Inc.	111,351	3,257,017
Veralto Corp.	33,553	3,269,740
Waste Connections, Inc.	42,226	8,242,093
Waste Management, Inc.	35,067	8,118,361
		76,535,678
Total Common Stocks (Cost: $74,205,936)		79,945,350

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6% (Cost: $2,086,773)
State Street Navigator Securities Lending Government Money Market Portfolio	2,086,773	2,086,773
Total Investments: 102.5% (Cost: $76,292,709)		82,032,123
Liabilities in excess of other assets: (2.5)%		(2,012,505)
NET ASSETS: 100.0%		$80,019,618

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,170,594.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$79,945,350	$—	$—	$79,945,350
Money Market Fund	2,086,773	—	—	2,086,773
Total Investments	$82,032,123	$—	$—	$82,032,123

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

6

VANECK FABLESS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 4.2%
Marvell Technology, Inc. (USD)	23,427	$1,442,400
Taiwan: 1.7%
Silicon Motion Technology Corp. (ADR)	11,442	578,508
United Kingdom: 4.5%
ARM Holdings Plc (ADR) *	14,520	1,550,590
United States: 89.6%
Advanced Micro Devices, Inc. *	18,040	1,853,430
Allegro MicroSystems, Inc. *	21,246	533,912
Ambarella, Inc. *	12,417	624,948
Astera Labs, Inc. *	23,778	1,418,833
Broadcom, Inc.	28,084	4,702,104
Cadence Design Systems, Inc. *	6,841	1,739,872
	Number of Shares	Value
United States (continued)
Cirrus Logic, Inc. *	14,045	$1,399,654
Impinj, Inc. *	4,993	452,865
Lattice Semiconductor Corp. *	25,139	1,318,541
Monolithic Power Systems, Inc.	2,808	1,628,584
NVIDIA Corp.	62,838	6,810,382
Power Integrations, Inc.	14,410	727,705
Qualcomm, Inc.	11,900	1,827,959
Rambus, Inc. *	29,995	1,552,991
Semtech Corp. *	20,142	692,885
Silicon Laboratories, Inc. *	6,407	721,236
SiTime Corp. *	3,426	523,733
Synaptics, Inc. *	8,022	511,162
Synopsys, Inc. *	4,204	1,802,885
		30,843,681
Total Common Stocks (Cost: $41,850,539)		34,415,179
Total Investments: 100.0% (Cost: $41,850,539)		34,415,179
Liabilities in excess of other assets: 0.0%		(3,692)
NET ASSETS: 100.0%		$34,411,487

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$34,415,179	$—	$—	$34,415,179

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

7

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 11.8%
Aristocrat Leisure Ltd.	50,367	$2,031,457
Lottery Corp. Ltd. †	289,904	865,035
Tabcorp Holdings Ltd.	284,473	105,254
		3,001,746
China: 6.3%
Galaxy Entertainment Group Ltd. (HKD)	328,240	1,282,947
Melco Resorts & Entertainment Ltd. (ADR) *	30,591	161,215
SJM Holdings Ltd. (HKD) * †	502,500	155,195
		1,599,357
France: 2.8%
FDJ UNITED 144A	22,357	702,772

Greece: 2.7%
OPAP SA	34,733	689,300

Ireland: 7.9%
Flutter Entertainment PLC (USD) *	9,106	2,017,434

Japan: 3.0%
Heiwa Corp. †	11,100	174,631
Sankyo Co. Ltd.	39,795	583,276
		757,907
Malaysia: 4.5%
Genting Bhd	428,300	314,844
Genting Malaysia Bhd	596,698	224,296
Genting Singapore Ltd. (SGD)	1,087,700	603,308
		1,142,448
	Number of Shares	Value
South Korea: 1.1%
Kangwon Land, Inc. *	24,177	$274,949

Sweden: 5.4%
Evolution AB 144A	18,397	1,371,659

United Kingdom: 4.0%
Entain PLC	74,697	563,931
Playtech PLC *	49,764	447,704
		1,011,635
United States: 50.6%
Boyd Gaming Corp. †	8,341	549,088
Caesars Entertainment, Inc. *	22,741	568,525
Churchill Downs, Inc.	11,254	1,249,982
DraftKings, Inc. *	44,818	1,488,406
Gaming and Leisure Properties, Inc.	24,092	1,226,283
International Game Technology PLC	22,444	364,939
Las Vegas Sands Corp.	37,349	1,442,792
Light & Wonder, Inc. *	10,193	882,816
MGM Resorts International * †	31,176	924,056
Penn Entertainment, Inc. * †	17,871	291,476
Sands China Ltd. (HKD) *	434,000	870,768
VICI Properties, Inc.	58,103	1,895,320
Wynn Resorts Ltd. †	13,248	1,106,208
		12,860,659
Total Common Stocks (Cost: $35,347,378)		25,429,866
Total Investments: 100.1% (Cost: $35,347,378)		25,429,866
Liabilities in excess of other assets: (0.1)%		(23,680)
NET ASSETS: 100.0%		$25,406,186

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,873,217.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,074,431, or 8.2% of net assets.

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,001,746	$—	$3,001,746
China	161,215	1,438,142	—	1,599,357
France	—	702,772	—	702,772
Greece	—	689,300	—	689,300
Ireland	2,017,434	—	—	2,017,434
Japan	—	757,907	—	757,907
Malaysia	—	1,142,448	—	1,142,448
South Korea	—	274,949	—	274,949
Sweden	—	1,371,659	—	1,371,659
United Kingdom	447,704	563,931	—	1,011,635
United States	11,989,891	870,768	—	12,860,659
Total Investments	$14,616,244	$10,813,622	$—	$25,429,866

See Notes to Financial Statements

9

VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 92.9%
Automobiles & Components: 16.1%
BorgWarner, Inc.	2,216	$63,488
Lucid Group, Inc. *	30,517	73,851
Rivian Automotive, Inc. * †	6,943	86,440
Tesla, Inc. *	236	61,162
		284,941
Capital Goods: 14.5%
Ameresco, Inc. *	349	4,216
Array Technologies, Inc. *	1,540	7,500
Bloom Energy Corp. *	2,316	45,533
ChargePoint Holdings, Inc. * †	4,482	2,712
Donaldson Co., Inc.	1,210	81,143
Energy Recovery, Inc. *	587	9,327
Plug Power, Inc. * †	9,233	12,465
Quanta Services, Inc.	293	74,475
Shoals Technologies Group, Inc. *	1,689	5,607
Sunrun, Inc. *	2,273	13,320
		256,298
Commercial & Professional Services: 21.3%
Casella Waste Systems, Inc. *	632	70,474
Clean Harbors, Inc. *	398	78,446
Enviri Corp. *	812	5,400
Montrose Environmental Group, Inc. *	348	4,962
Republic Services, Inc.	469	113,572
Waste Management, Inc.	460	106,494
		379,348
Consumer Discretionary Distribution & Retail: 0.2%
EVgo, Inc. *	1,088	2,894
Energy: 8.0%
Cheniere Energy, Inc.	459	106,213
Clean Energy Fuels Corp. *	2,264	3,509
Green Plains, Inc. *	655	3,177
New Fortress Energy, Inc. †	2,548	21,174
REX American Resources Corp. *	178	6,687
		140,760
Materials: 5.7%
Ecolab, Inc.	396	100,394
Semiconductors & Semiconductor Equipment: 8.3%
Enphase Energy, Inc. *	1,351	83,830
First Solar, Inc. *	502	63,468
		147,298
	Number of Shares	Value
Technology Hardware & Equipment: 2.7%
Itron, Inc. *	457	$47,875
Utilities: 16.1%
Altus Power, Inc. *	1,621	8,024
Brookfield Renewable Corp. †	1,820	50,814
Clearway Energy, Inc.	839	25,397
IDACORP, Inc.	540	62,759
Northwestern Energy Group, Inc.	621	35,937
Ormat Technologies, Inc.	613	43,382
Southwest Gas Holdings, Inc.	727	52,199
Sunnova Energy International, Inc. * †	1,266	471
XPLR Infrastructure LP	948	9,006
		287,989
Total Common Stocks (Cost: $1,842,490)		1,647,797

MASTER LIMITED PARTNERSHIPS: 7.1%
Energy: 6.3%
Cheniere Energy Partners LP	1,697	112,069
Utilities: 0.8%
Suburban Propane Partners LP	653	13,721
Total Master Limited Partnerships (Cost: $98,956)		125,790
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,941,446)		1,773,587

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.2%
Money Market Fund: 6.2% (Cost: $110,801)
State Street Navigator Securities Lending Government Money Market Portfolio	110,801	110,801
Total Investments: 106.2% (Cost: $2,052,247)		1,884,388
Liabilities in excess of other assets: (6.2)%		(109,180)
NET ASSETS: 100.0%		$1,775,208

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $137,642.

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,647,797	$—	$—	$1,647,797
Master Limited Partnerships *	125,790	—	—	125,790
Money Market Fund	110,801	—	—	110,801
Total Investments	$1,884,388	$—	$—	$1,884,388

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

11

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Denmark: 4.7%
Novo Nordisk A/S (ADR)	447,557	$31,078,358
France: 4.8%
Sanofi SA (ADR) †	580,219	32,178,946
Israel: 4.2%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,827,992	28,096,237
Japan: 4.5%
Takeda Pharmaceutical Co. Ltd. (ADR) †	2,017,774	30,004,299
Switzerland: 5.1%
Novartis AG (ADR)	308,101	34,347,100
United Kingdom: 13.9%
AstraZeneca PLC (ADR)	442,935	32,555,722
GSK PLC (ADR) †	774,825	30,016,721
Haleon PLC (ADR) †	2,956,360	30,420,944
		92,993,387
United States: 62.4%
AbbVie, Inc.	211,768	44,369,631
Axsome Therapeutics, Inc. *	62,995	7,347,107
Bausch Health Companies, Inc. * †	467,152	3,022,473
Bristol-Myers Squibb Co.	503,679	30,719,382
Cencora, Inc.	118,607	32,983,421
Elanco Animal Health, Inc. *	659,832	6,928,236
	Number of Shares	Value
United States (continued)
Eli Lilly & Co.	95,912	$79,214,680
Jazz Pharmaceuticals PLC *	102,877	12,772,180
Johnson & Johnson	267,935	44,434,340
McKesson Corp.	47,016	31,641,298
Merck & Co., Inc.	358,566	32,184,884
Organon & Co. †	415,120	6,181,137
Patterson Companies, Inc.	121,777	3,804,313
Perrigo Co. PLC	213,829	5,995,765
Pfizer, Inc.	1,171,740	29,691,892
Viatris, Inc.	1,769,354	15,411,073
Zoetis, Inc.	186,330	30,679,235
		417,381,047
Total Common Stocks (Cost: $720,768,147)		666,079,374

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7%
Money Market Fund: 1.7% (Cost: $11,128,873)
State Street Navigator Securities Lending Government Money Market Portfolio	11,128,873	11,128,873
Total Investments: 101.3% (Cost: $731,897,020)		677,208,247
Liabilities in excess of other assets: (1.3)%		(8,465,884)
NET ASSETS: 100.0%		$668,742,363

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $59,838,162.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$666,079,374	$—	$—	$666,079,374
Money Market Fund	11,128,873	—	—	11,128,873
Total Investments	$677,208,247	$—	$—	$677,208,247

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

12

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
China: 4.5%
JD.com, Inc. (ADR)	254,492	$10,464,711
United States: 95.7%
Amazon.com, Inc. *	229,582	43,680,271
AutoZone, Inc. *	2,267	8,643,572
Best Buy Co., Inc.	24,979	1,838,704
Cardinal Health, Inc.	29,988	4,131,447
Carvana Co. *	16,151	3,376,851
Cencora, Inc.	24,401	6,785,674
Costco Wholesale Corp.	21,360	20,201,861
CVS Health Corp.	158,449	10,734,920
Dollar General Corp.	32,119	2,824,224
Dollar Tree, Inc. *	27,087	2,033,421
Lowe’s Companies, Inc.	44,995	10,494,184
Lululemon Athletica, Inc. *	15,334	4,340,442
McKesson Corp.	16,036	10,792,068
	Number of Shares	Value
United States (continued)
O’Reilly Automotive, Inc. *	7,847	$11,241,455
Ross Stores, Inc.	46,378	5,926,645
Sysco Corp.	66,090	4,959,394
Target Corp.	62,737	6,547,233
The Home Depot, Inc.	47,799	17,517,855
The Kroger Co.	96,432	6,527,482
The TJX Companies, Inc.	98,971	12,054,668
Tractor Supply Co.	76,660	4,223,966
Ulta Beauty, Inc. *	6,688	2,451,419
Walgreens Boots Alliance, Inc. †	102,611	1,146,165
Walmart, Inc.	232,868	20,443,482
		222,917,403
Total Common Stocks (Cost: $213,120,760)		233,382,114
Total Investments: 100.2% (Cost: $213,120,760)		233,382,114
Liabilities in excess of other assets: (0.2)%		(504,912)
NET ASSETS: 100.0%		$232,877,202

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $492,876.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$233,382,114	$—	$—	$233,382,114

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

13

VANECK ROBOTICS ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Austria: 1.0%
Andritz AG	2,664	$149,314
Canada: 0.6%
ATS Corp. (USD) * †	3,815	95,108
Finland: 0.9%
Konecranes Oyj	2,171	138,798
France: 4.7%
Dassault Systemes SE	18,135	689,746
Germany: 8.0%
Duerr AG	4,462	112,602
Krones AG	899	122,486
Siemens AG	4,001	923,076
		1,158,164
Israel: 0.8%
Nova Ltd. (USD) *	654	120,552
Japan: 21.8%
Advantest Corp.	2,700	120,719
Amada Co. Ltd. †	12,900	126,019
Argo Graphics, Inc.	2,500	87,289
Azbil Corp.	17,900	139,473
Daifuku Co. Ltd.	7,900	194,778
Daihen Corp.	2,300	98,964
Denso Corp.	30,300	377,050
FANUC Corp.	11,400	311,536
Fuji Corp.	7,500	105,973
Keyence Corp.	1,900	749,347
Lasertec Corp.	1,300	112,072
Omron Corp.	4,600	130,280
Optex Group Co. Ltd.	7,100	83,171
Renesas Electronics Corp.	10,600	142,602
Tokyo Electron Ltd.	1,200	165,054
Yaskawa Electric Corp.	5,500	138,234
Yokogawa Electric Corp.	6,200	121,363
		3,203,924
Netherlands: 6.7%
ASM International N.V.	263	119,725
ASML Holding N.V. (USD)	1,149	761,362
TKH Group N.V. †	2,925	114,970
		996,057
Norway: 0.6%
AutoStore Holdings Ltd. 144A *	102,179	89,946
Sweden: 3.2%
Hexagon AB	44,456	475,541
Switzerland: 7.2%
ABB Ltd.	13,970	720,782
Interroll Holding AG †	48	113,735
Kardex Holding AG	371	98,130
	Number of Shares	Value
Switzerland (continued)
STMicroelectronics N.V. (USD)	5,339	$117,244
		1,049,891
United Kingdom: 2.8%
IMI PLC	6,485	159,401
Renishaw PLC	2,648	87,157
TechnipFMC PLC (USD)	5,011	158,799
		405,357
United States: 41.4%
Ambarella, Inc. *	1,750	88,078
Analog Devices, Inc.	977	197,032
ANSYS, Inc. *	1,003	317,510
Applied Materials, Inc.	1,395	202,442
Autodesk, Inc. *	2,229	583,552
Bentley Systems, Inc.	4,329	170,303
Cognex Corp.	4,852	144,735
Emerson Electric Co.	5,993	657,073
Intuitive Surgical, Inc. *	547	270,913
KLA Corp.	306	208,019
Lam Research Corp.	2,693	195,781
Lattice Semiconductor Corp. *	1,999	104,848
Lincoln Electric Holdings, Inc.	964	182,350
Microchip Technology, Inc.	2,440	118,120
Novanta, Inc. *	997	127,486
NVIDIA Corp.	5,890	638,358
ON Semiconductor Corp. *	2,082	84,717
Onto Innovation, Inc. *	769	93,310
Ouster, Inc. *	8,519	76,501
PTC, Inc. *	2,133	330,508
Rockwell Automation, Inc.	1,235	319,099
Symbotic, Inc. *	3,994	80,719
TE Connectivity PLC	1,040	146,973
Teledyne Technologies, Inc. *	830	413,099
Teradyne, Inc.	1,136	93,834
Texas Instruments, Inc.	1,441	258,948
		6,104,308
Total Common Stocks (Cost: $15,930,820)		14,676,706

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $137,607)
State Street Navigator Securities Lending Government Money Market Portfolio	137,607	137,607
Total Investments: 100.6% (Cost: $16,068,427)		14,814,313
Liabilities in excess of other assets: (0.6)%		(82,798)
NET ASSETS: 100.0%		$14,731,515

See Notes to Financial Statements

14

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $385,814.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $89,946, or 0.6% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$149,314	$—	$149,314
Canada	95,108	—	—	95,108
Finland	—	138,798	—	138,798
France	—	689,746	—	689,746
Germany	—	1,158,164	—	1,158,164
Israel	120,552	—	—	120,552
Japan	—	3,203,924	—	3,203,924
Netherlands	876,332	119,725	—	996,057
Norway	—	89,946	—	89,946
Sweden	—	475,541	—	475,541
Switzerland	117,244	932,647	—	1,049,891
United Kingdom	245,956	159,401	—	405,357
United States	6,104,308	—	—	6,104,308
Money Market Fund	137,607	—	—	137,607
Total Investments	$7,697,107	$7,117,206	$—	$14,814,313

See Notes to Financial Statements

15

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 2.2%
Marvell Technology, Inc. (USD)	6,738,819	$414,909,086
Netherlands: 6.9%
ASML Holding N.V. (USD)	1,420,277	941,118,148
NXP Semiconductors N.V. (USD)	2,003,783	380,838,997
		1,321,957,145
Switzerland: 0.9%
STMicroelectronics N.V. (USD)	7,326,419	160,888,161
Taiwan: 11.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,805,727	2,125,750,682
United States: 78.9%
Advanced Micro Devices, Inc. *	8,920,353	916,477,067
Analog Devices, Inc.	4,351,369	877,540,586
Applied Materials, Inc.	6,031,687	875,318,417
Broadcom, Inc.	8,892,150	1,488,812,674
Cadence Design Systems, Inc. *	2,475,022	629,472,345
Intel Corp.	36,164,944	821,305,878
KLA Corp.	1,214,882	825,876,784
Lam Research Corp.	9,852,073	716,245,707
Microchip Technology, Inc.	4,431,256	214,517,103
	Number of Shares	Value
United States (continued)
Micron Technology, Inc.	9,400,671	$816,824,303
Monolithic Power Systems, Inc.	372,771	216,199,725
NVIDIA Corp.	34,524,944	3,741,813,431
ON Semiconductor Corp. *	2,996,569	121,930,393
Qorvo, Inc. * †	811,693	58,774,690
Qualcomm, Inc.	6,537,816	1,004,273,916
Skyworks Solutions, Inc.	1,415,111	91,458,624
Synopsys, Inc. *	1,431,028	613,696,358
Teradyne, Inc.	1,241,191	102,522,377
Texas Instruments, Inc.	5,117,153	919,552,394
Universal Display Corp.	391,112	54,552,302
		15,107,165,074
Total Common Stocks (Cost: $24,255,916,890)		19,130,670,148

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $4,401)
State Street Navigator Securities Lending Government Money Market Portfolio	4,401	4,401
Total Investments: 100.0% (Cost: $24,255,921,291)		19,130,674,549
Other assets less liabilities: 0.0%		9,387,968
NET ASSETS: 100.0%		$19,140,062,517

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,489,693.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$19,130,670,148	$—	$—	$19,130,670,148
Money Market Fund	4,401	—	—	4,401
Total Investments	$19,130,674,549	$—	$—	$19,130,674,549

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

16

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 4.4%
Aristocrat Leisure Ltd.	322,375	$13,002,380
China: 18.8%
Kingsoft Corp. Ltd. (HKD)	2,124,800	10,349,584
NetEase, Inc. (ADR)	187,835	19,331,978
Tencent Holdings Ltd. (HKD)	367,900	23,510,777
XD, Inc. (HKD) *	718,600	2,990,108
		56,182,447
France: 1.0%
Ubisoft Entertainment SA * †	251,816	3,042,241
Japan: 28.4%
Bandai Namco Holdings, Inc.	406,100	13,664,617
Capcom Co. Ltd.	588,900	14,578,700
Konami Group Corp.	117,200	13,880,891
MIXI, Inc.	90,800	2,018,097
Nexon Co. Ltd.	802,300	11,021,644
Nintendo Co. Ltd.	309,700	21,116,046
Square Enix Holdings Co. Ltd.	182,400	8,498,251
		84,778,246
Poland: 3.0%
CD Projekt SA	164,141	9,008,222
South Korea: 5.6%
Krafton, Inc. *	57,264	13,095,697
NCSoft Corp.	36,068	3,673,464
		16,769,161
Sweden: 2.0%
Embracer Group AB * †	360,607	3,815,704
	Number of Shares	Value
Sweden (continued)
Modern Times Group MTG AB *	190,445	$2,153,910
		5,969,614
Taiwan: 2.9%
Micro-Star International Co. Ltd.	1,757,000	8,675,943
United States: 34.0%
AppLovin Corp. *	88,948	23,568,551
Electronic Arts, Inc.	111,328	16,089,123
GameStop Corp. *	620,218	13,843,266
Roblox Corp. *	319,817	18,642,133
Take-Two Interactive Software, Inc. *	81,183	16,825,177
Unity Software, Inc. * †	634,058	12,421,196
		101,389,446
Total Common Stocks (Cost: $262,259,966)		298,817,700

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $206)
State Street Navigator Securities Lending Government Money Market Portfolio	206	206
Total Investments: 100.1% (Cost: $262,260,172)		298,817,906
Liabilities in excess of other assets: (0.1)%		(345,455)
NET ASSETS: 100.0%		$298,472,451

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,300,351.

See Notes to Financial Statements

17

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$13,002,380	$—	$13,002,380
China	19,331,978	36,850,469	—	56,182,447
France	—	3,042,241	—	3,042,241
Japan	—	84,778,246	—	84,778,246
Poland	—	9,008,222	—	9,008,222
South Korea	—	16,769,161	—	16,769,161
Sweden	—	5,969,614	—	5,969,614
Taiwan	—	8,675,943	—	8,675,943
United States	101,389,446	—	—	101,389,446
Money Market Fund	206	—	—	206
Total Investments	$120,721,630	$178,096,276	$—	$298,817,906

See Notes to Financial Statements

18

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (unaudited)

	Biotech ETF	Digital Transformation ETF	Energy Income ETF	Environmental Services ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$365,978,412	$130,904,113	$83,699,058	$79,945,350
Short-term investments held as collateral for securities loaned (3)	—	23,224,525	4,410,132	2,086,773
Cash	128,707	1,127,952	—	174,641
Cash denominated in foreign currency, at value (4)	—	132	35,556	—
Receivables:
Investment securities sold	—	491,830	—	—
Dividends and interest	8,175	127,558	208,513	26,095
Federal and State income taxes	—	—	18,570	—
Prepaid expenses	—	—	—	903
Other assets	—	—	—	466
Total assets	366,115,294	155,876,110	88,371,829	82,234,228
Liabilities:
Payables:
Investment securities purchased	—	1,858,516	—	62,729
Collateral for securities loaned	—	23,224,525	4,410,132	2,086,773
Due to Adviser	113,138	62,218	31,397	29,660
Due to custodian	—	—	35,241	—
Deferred Trustee fees	64,926	—	—	4,646
Accrued expenses	378	3,176	266	30,802
Total liabilities	178,442	25,148,435	4,477,036	2,214,610
NET ASSETS	$365,936,852	$130,727,675	$83,894,793	$80,019,618
Shares outstanding	2,326,503	14,425,000	839,720	2,260,000
Net asset value, redemption and offering price per share	$157.29	$9.06	$99.91	$35.41
Net Assets consist of:
Aggregate paid in capital	$633,521,143	$229,057,089	$65,119,997	$98,573,706
Total distributable earnings (loss)	(267,584,291)	(98,329,414)	18,774,796	(18,554,088)
NET ASSETS	$365,936,852	$130,727,675	$83,894,793	$80,019,618
(1) Includes Investment in securities on loan, at market value	$12,850,008	$34,165,696	$5,952,282	$5,170,594
(2) Cost of investments - Unaffiliated issuers	$396,159,382	$163,717,348	$71,687,785	$74,205,936
(3) Cost of short-term investments held as collateral for securities loaned	$—	$23,224,525	$4,410,132	$2,086,773
(4) Cost of cash denominated in foreign currency	$—	$132	$35,755	$—

See Notes to Financial Statements

19

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (unaudited)

	Fabless Semiconductor ETF	Gaming ETF	Green Infrastructure ETF	Pharmaceutical ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$34,415,179	$25,429,866	$1,773,587	$666,079,374
Short-term investments held as collateral for securities loaned (3)	—	—	110,801	11,128,873
Cash	1,670	504,765	1,725	219,122
Cash denominated in foreign currency, at value (4)	—	836	—	—
Receivables:
Investment securities sold	—	401,481	—	—
Dividends and interest	5,377	80,456	574	2,671,734
Prepaid expenses	—	513	—	—
Other assets	—	1,231	—	—
Total assets	34,422,226	26,419,148	1,886,687	680,099,103
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	952,474	—	—
Collateral for securities loaned	—	—	110,801	11,128,873
Due to Adviser	10,739	7,918	678	191,830
Deferred Trustee fees	—	10,663	—	36,037
Accrued expenses	—	41,907	—	—
Total liabilities	10,739	1,012,962	111,479	11,356,740
NET ASSETS	$34,411,487	$25,406,186	$1,775,208	$668,742,363
Shares outstanding	1,475,000	675,000	75,000	7,338,138
Net asset value, redemption and offering price per share	$23.33	$37.64	$23.67	$91.13
Net Assets consist of:
Aggregate paid in capital	$41,114,075	$65,186,861	$2,159,112	$854,544,378
Total distributable loss	(6,702,588)	(39,780,675)	(383,904)	(185,802,015)
NET ASSETS	$34,411,487	$25,406,186	$1,775,208	$668,742,363
(1) Includes Investment in securities on loan, at market value	$—	$2,873,217	$137,642	$59,838,162
(2) Cost of investments - Unaffiliated issuers	$41,850,539	$35,347,378	$1,941,446	$720,768,147
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$110,801	$11,128,873
(4) Cost of cash denominated in foreign currency	$—	$834	$—	$—

See Notes to Financial Statements

20

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (unaudited)

	Retail ETF	Robotics ETF	Semiconductor ETF	Video Gaming and eSports ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$233,382,114	$14,676,706	$19,130,670,148	$298,817,700
Short-term investments held as collateral for securities loaned (3)	—	137,607	4,401	206
Cash	303	46,757	1,351,091	245
Cash denominated in foreign currency, at value (4)	—	23,381	—	40
Receivables:
Investment securities sold	—	—	95,068,200	—
Shares of beneficial interest sold	—	—	147,894,369	—
Dividends and interest	90,519	50,484	14,217,526	594,199
Prepaid expenses	—	—	—	1,816
Other assets	—	—	—	3,644
Total assets	233,472,936	14,934,935	19,389,205,735	299,417,850
Liabilities:
Payables:
Investment securities purchased .	—	60,187	147,883,866	—
Shares of beneficial interest redeemed	—	—	95,074,951	—
Collateral for securities loaned	—	137,607	4,401	206
Line of credit	515,585	—	—	743,650
Due to Adviser	69,244	5,626	6,065,487	131,100
Deferred Trustee fees	10,259	—	97,455	14,152
Accrued expenses	646	—	17,058	56,291
Total liabilities	595,734	203,420	249,143,218	945,399
NET ASSETS	$232,877,202	$14,731,515	$19,140,062,517	$298,472,451
Shares outstanding	1,031,531	375,000	90,591,874	3,450,000
Net asset value, redemption and offering price per share	$225.76	$39.28	$211.28	$86.51
Net Assets consist of:
Aggregate paid in capital	$232,603,821	$15,219,807	$23,916,747,785	$315,112,613
Total distributable earnings (loss).	273,381	(488,292)	(4,776,685,268)	(16,640,162)
NET ASSETS	$232,877,202	$14,731,515	$19,140,062,517	$298,472,451
(1) Includes Investment in securities on loan, at market value	$492,876	$385,814	$9,489,693	$16,300,351
(2) Cost of investments - Unaffiliated issuers	$213,120,760	$15,930,820	$24,255,916,890	$262,259,966
(3) Cost of short-term investments held as collateral for securities loaned	$—	$137,607	$4,401	$206
(4) Cost of cash denominated in foreign currency	$—	$23,585	$—	$40

See Notes to Financial Statements

21

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2025 (unaudited)

	Biotech ETF	Digital Transformation ETF	Energy Income ETF	Environmental Services ETF
Income:
Dividends	$2,056,034	$—	$1,201,595	$317,564
Interest	6,631	10,453	907	1,090
Securities lending income	9,068	558,541	15,065	57,662
Net foreign taxes withheld	(32,688)	—	(93,780)	(4,539)
Total income	2,039,045	568,994	1,123,787	371,777
Expenses:
Management fees	712,592	454,713	163,235	198,292
Professional fees	—	—	—	18,727
Custody and accounting fees	—	—	—	12,186
Reports to shareholders	—	—	—	8,468
Trustees’ fees and expenses	—	—	—	831
Exchange listing fees	—	—	—	3,380
Insurance	—	—	—	1,488
Interest	400	17,436	2,497	574
Taxes	185	185	185	185
Other	—	—	—	398
Total expenses	713,177	472,334	165,917	244,529
Expenses assumed by the Adviser	—	—	—	(25,649)
Net expenses	713,177	472,334	165,917	218,880
Net investment income	1,325,868	96,660	957,870	152,897

Net realized gain (loss) on:
Investments	(9,733,928)	(17,345,322)	925,450	(992,812)
In-kind redemptions	15,272,073	24,915,390	4,381,754	3,304,003
Foreign currency transactions and foreign denominated assets and liabilities	—	(17,185)	(7,669)	—
Net realized gain	5,538,145	7,552,883	5,299,535	2,311,191

Net change in unrealized appreciation (depreciation) on:
Investments	(53,605,321)	(61,627,063)	4,963,359	(3,749,775)
Foreign currency translations and foreign denominated assets and liabilities	—	2,898	(388)	—
Net change in unrealized appreciation (depreciation)	(53,605,321)	(61,624,165)	4,962,971	(3,749,775)
Net increase (decrease) in net assets resulting from operations	$(46,741,308)	$(53,974,622)	$11,220,376	$(1,285,687)

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2025 (unaudited)

	Fabless Semiconductor ETF	Gaming ETF	Green Infrastructure ETF	Pharmaceutical ETF
Income:
Dividends	$69,199	$242,815	$7,473	$7,901,784
Interest	226	1,148	32	4,693
Securities lending income	178	1,159	1,154	130,643
Net foreign taxes withheld	—	(6,543)	(198)	(330,238)
Total income	69,603	238,579	8,461	7,706,882
Expenses:
Management fees	47,359	79,378	4,223	1,086,853
Professional fees	—	19,179	—	—
Custody and accounting fees	—	16,997	—	—
Reports to shareholders	—	8,194	—	—
Trustees’ fees and expenses	—	609	—	—
Exchange listing fees	—	1,989	—	—
Insurance	—	495	—	—
Interest	—	86	—	37,117
Taxes	185	185	185	185
Other	—	781	—	—
Total expenses	47,544	127,893	4,408	1,124,155
Expenses assumed by the Adviser	—	(24,430)	—	—
Net expenses	47,544	103,463	4,408	1,124,155
Net investment income	22,059	135,116	4,053	6,582,727

Net realized gain (loss) on:
Investments	(725,806)	(1,715,493)	(116,394)	(9,569,380)
In-kind redemptions	1,468,663	(336,321)	162,955	39,993,262
Foreign currency transactions and foreign denominated assets and liabilities	—	(4,526)	—	—
Net realized gain (loss)	742,857	(2,056,340)	46,561	30,423,882

Net change in unrealized appreciation (depreciation) on:
Investments	(7,905,356)	(2,625,013)	(153,375)	(64,371,276)
Foreign currency translations and foreign denominated assets and liabilities	—	(626)	—	—
Net change in unrealized appreciation (depreciation)	(7,905,356)	(2,625,639)	(153,375)	(64,371,276)
Net decrease in net assets resulting from operations	$(7,140,440)	$(4,546,863)	$(102,761)	$(27,364,667)

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2025 (unaudited)

	Retail ETF	Robotics ETF	Semiconductor ETF	Video Gaming and eSports ETF
Income:
Dividends	$1,293,055	$97,944	$100,773,238	$1,073,742
Interest	1,094	146	243,323	7,491
Securities lending income	1,094	518	37,845	18,410
Net foreign taxes withheld	—	(11,082)	(5,569,090)	(68,467)
Total income	1,295,243	87,526	95,485,316	1,031,176
Expenses:
Management fees	404,219	30,400	40,879,952	714,128
Professional fees	—	—	—	19,026
Custody and accounting fees	—	—	—	26,176
Reports to shareholders	—	—	—	22,438
Trustees’ fees and expenses	—	—	—	2,415
Exchange listing fees	—	—	—	1,989
Insurance	—	—	—	2,415
Interest	2,420	18	17,203	12,381
Taxes	185	185	185	185
Other	—	—	—	4,934
Total expenses	406,824	30,603	40,897,340	806,087
Expenses assumed by the Adviser	—	—	—	(7,980)
Net expenses	406,824	30,603	40,897,340	798,107
Net investment income	888,419	56,923	54,587,976	233,069

Net realized gain (loss) on:
Investments	(4,591,101)	(149,543)	(330,101,473)	16,608,920
In-kind redemptions	16,113,878	873,982	1,855,629,422	2,702,970
Foreign currency transactions and foreign denominated assets and liabilities	—	(1,697)	—	(33,797)
Net realized gain	11,522,777	722,742	1,525,527,949	19,278,093

Net change in unrealized appreciation (depreciation) on:
Investments	(2,848,269)	(2,435,032)	(4,764,610,466)	15,067,336
Foreign currency translations and foreign denominated assets and liabilities	—	(984)	—	2,952
Net change in unrealized appreciation (depreciation)	(2,848,269)	(2,436,016)	(4,764,610,466)	15,070,288
Net increase (decrease) in net assets resulting from operations	$9,562,927	$(1,656,351)	$(3,184,494,541)	$34,581,450

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Digital Transformation ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$1,325,868	$2,510,056	$96,660	$858,972
Net realized gain	5,538,145	16,948,283	7,552,883	26,477,302
Net change in unrealized appreciation (depreciation)	(53,605,321)	42,382,577	(61,624,165)	32,834,890
Net increase (decrease) in net assets resulting from operations	(46,741,308)	61,840,916	(53,974,622)	60,171,164
Distributions to shareholders from:
Distributable earnings	(3,149,907)	(2,099,973)	(6,650,159)	—

Share transactions*:
Proceeds from sale of shares	29,986,773	111,263,335	100,907,873	64,229,694
Cost of shares redeemed	(66,149,046)	(169,993,318)	(44,326,106)	(32,880,167)
Net increase (decrease) in net assets resulting from share transactions	(36,162,273)	(58,729,983)	56,581,767	31,349,527
Total increase (decrease) in net assets	(86,053,488)	1,010,960	(4,043,014)	91,520,691
Net Assets, beginning of period	451,990,340	450,979,380	134,770,689	43,249,998
Net Assets, end of period	$365,936,852	$451,990,340	$130,727,675	$134,770,689
*Shares of Common Stock Issued (no par value)
Shares sold	185,000	675,000	6,275,000	6,300,000
Shares redeemed	(405,000)	(1,025,000)	(3,250,000)	(2,825,000)
Net increase (decrease)	(220,000)	(350,000)	3,025,000	3,475,000

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Energy Income ETF		Environmental Services ETF (a)
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$957,870	$1,184,914	$152,897	$394,073
Net realized gain	5,299,535	6,745,188	2,311,191	5,876,570
Net change in unrealized appreciation (depreciation)	4,962,971	5,708,044	(3,749,775)	11,859,242
Net increase (decrease) in net assets resulting from operations	11,220,376	13,638,146	(1,285,687)	18,129,885
Distributions to shareholders from:
Distributable earnings	(837,312)	(327,149)	(350,020)	(725,000)
Return of capital	—	(1,435,928)	—	—
Total distributions	(837,312)	(1,763,077)	(350,020)	(725,000)

Share transactions*:
Proceeds from sale of shares	28,919,887	28,427,613	12,377,433	29,952,010
Cost of shares redeemed	(11,864,639)	(20,480,705)	(10,149,881)	(45,368,218)
Net increase (decrease) in net assets resulting from share transactions	17,055,248	7,946,908	2,227,552	(15,416,208)
Total increase in net assets	27,438,312	19,821,977	591,845	1,988,677
Net Assets, beginning of period	56,456,481	36,634,504	79,427,773	77,439,096
Net Assets, end of period	$83,894,793	$56,456,481	$80,019,618	$79,427,773
*Shares of Common Stock Issued (no par value)
Shares sold	300,000	375,000	350,000	900,000
Shares redeemed	(125,000)	(275,000)	(290,000)	(1,400,000)
Net increase (decrease)	175,000	100,000	60,000	(500,000)
(a)	Prior year audited share activity has been adjusted to reflect the 5 for 1 share split that took place on February 6, 2025. The effects of this adjustment have not been audited.

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Fabless Semiconductor ETF		Gaming ETF
	Six Months Ended March 31, 2025 (unaudited)	Period Ended September 30, 2024(a)	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$22,059	$2,261	$135,116	$601,555
Net realized gain (loss)	742,857	25,461	(2,056,340)	(2,548,400)
Net change in unrealized appreciation (depreciation)	(7,905,356)	469,996	(2,625,639)	7,204,336
Net increase (decrease) in net assets resulting from operations	(7,140,440)	497,718	(4,546,863)	5,257,491
Distributions to shareholders from:
Distributable earnings	(9,990)	—	(875,025)	(799,988)

Share transactions*:
Proceeds from sale of shares	41,163,620	6,542,655	—	—
Cost of shares redeemed	(6,018,333)	(623,743)	(7,363,092)	(16,195,540)
Net increase (decrease) in net assets resulting from share transactions	35,145,287	5,918,912	(7,363,092)	(16,195,540)
Total increase (decrease) in net assets	27,994,857	6,416,630	(12,784,980)	(11,738,037)
Net Assets, beginning of period	6,416,630	—	38,191,166	49,929,203
Net Assets, end of period	$34,411,487	$6,416,630	$25,406,186	$38,191,166
*Shares of Common Stock Issued (no par value)
Shares sold	1,450,000	275,000	—	—
Shares redeemed	(225,000)	(25,000)	(175,000)	(400,000)
Net increase (decrease)	1,225,000	250,000	(175,000)	(400,000)
(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Green Infrastructure ETF		Pharmaceutical ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$4,053	$14,968	$6,582,727	$10,400,822
Net realized gain	46,561	765	30,423,882	40,785,405
Net change in unrealized appreciation (depreciation)	(153,375)	113,790	(64,371,276)	42,663,264
Net increase (decrease) in net assets resulting from operations	(102,761)	129,523	(27,364,667)	93,849,491
Distributions to shareholders from:
Distributable earnings	(15,000)	(15,998)	(5,934,473)	(9,117,032)

Share transactions*:
Proceeds from sale of shares	632,163	1,206,602	633,482,024	691,277,501
Cost of shares redeemed	(639,447)	(1,220,877)	(657,971,039)	(479,525,738)
Net increase (decrease) in net assets resulting from share transactions	(7,284)	(14,275)	(24,489,015)	211,751,763
Total increase (decrease) in net assets	(125,045)	99,250	(57,788,155)	296,484,222
Net Assets, beginning of period	1,900,253	1,801,003	726,530,518	430,046,296
Net Assets, end of period	$1,775,208	$1,900,253	$668,742,363	$726,530,518
*Shares of Common Stock Issued (no par value)
Shares sold	25,000	50,000	7,050,000	7,800,000
Shares redeemed	(25,000)	(50,000)	(7,350,000)	(5,550,000)
Net increase (decrease)	—	—	(300,000)	2,250,000

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Retail ETF		Robotics ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$888,419	$2,100,612	$56,923	$58,365
Net realized gain	11,522,777	12,300,112	722,742	280,563
Net change in unrealized appreciation (depreciation)	(2,848,269)	35,513,386	(2,436,016)	1,265,065
Net increase (decrease) in net assets resulting from operations	9,562,927	49,914,110	(1,656,351)	1,603,993
Distributions to shareholders from:
Distributable earnings	(1,700,012)	(1,849,973)	(346,470)	(61,373)

Share transactions*:
Proceeds from sale of shares	39,098,236	59,777,343	6,378,118	11,501,046
Cost of shares redeemed	(37,064,464)	(39,430,277)	(5,322,741)	—
Net increase in net assets resulting from share transactions	2,033,772	20,347,066	1,055,377	11,501,046
Total increase (decrease) in net assets	9,896,687	68,411,203	(947,444)	13,043,666
Net Assets, beginning of period	222,980,515	154,569,312	15,678,959	2,635,293
Net Assets, end of period	$232,877,202	$222,980,515	$14,731,515	$15,678,959
*Shares of Common Stock Issued (no par value)
Shares sold	170,000	300,000	150,000	275,000
Shares redeemed	(160,000)	(200,000)	(125,000)	—
Net increase	10,000	100,000	25,000	275,000

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Semiconductor ETF		Video Gaming and eSports ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$54,587,976	$94,705,065	$233,069	$753,058
Net realized gain	1,525,527,949	6,485,436,108	19,278,093	49,466,365
Net change in unrealized appreciation (depreciation)	(4,764,610,466)	778,943,630	15,070,288	49,191,266
Net increase (decrease) in net assets resulting from operations	(3,184,494,541)	7,359,084,803	34,581,450	99,410,689
Distributions to shareholders from:
Distributable earnings	(101,925,490)	(68,496,917)	(1,222,751)	(2,439,900)

Share transactions*:
Proceeds from sale of shares	14,151,399,949	38,981,223,547	9,316,734	48,365,238
Cost of shares redeemed	(15,451,261,711)	(31,939,465,600)	(7,982,281)	(124,150,797)
Net increase (decrease) in net assets resulting from share transactions	(1,299,861,762)	7,041,757,947	1,334,453	(75,785,559)
Total increase (decrease) in net assets	(4,586,281,793)	14,332,345,833	34,693,152	21,185,230
Net Assets, beginning of period	23,726,344,310	9,393,998,477	263,779,299	242,594,069
Net Assets, end of period	$19,140,062,517	$23,726,344,310	$298,472,451	$263,779,299
*Shares of Common Stock Issued (no par value)
Shares sold	57,700,000	186,250,000	100,000	750,000
Shares redeemed	(63,800,000)	(154,350,000)	(100,000)	(2,000,000)
Net increase (decrease)	(6,100,000)	31,900,000	—	(1,250,000)

See Notes to Financial Statements

30

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$177.49		$155.70	$140.61	$201.99	$162.01	$118.04
Net investment income (a)	0.54		0.92	0.70	0.69	0.42	0.59
Net realized and unrealized gain (loss) on investments	(19.49)		21.58	15.14	(61.67)	40.17	43.85
Total from investment operations	(18.95)		22.50	15.84	(60.98)	40.59	44.44
Distributions from:
Net investment income	(1.25)		(0.71)	(0.75)	(0.40)	(0.61)	(0.47)
Net asset value, end of period	$157.29		$177.49	$155.70	$140.61	$201.99	$162.01
Total return (b)	(10.68)%		14.50%	11.24%	(30.24)%	25.13%	37.71%

Ratios to average net assets
Gross expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.38%	0.39%
Net expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.65	%(d)	0.56%	0.44%	0.42%	0.23%	0.40%
Supplemental data
Net assets, end of period (in millions)	$366		$452	$451	$414	$590	$485
Portfolio turnover rate (e)	7%		19%	18%	24%	41%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

31

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF

	Six Months Ended March 31, 2025		Year Ended September 30,			Period Ended September 30,
	(unaudited)		2024	2023	2022	2021 (a)
Net asset value, beginning of period	$11.82		$5.46	$4.95	$22.81	$35.25
Net investment income (b)	0.01		0.09	0.15	0.26	—	(c)
Net realized and unrealized gain (loss) on investments	(2.19)		6.27	0.36	(16.24)	(12.44)
Total from investment operations	(2.18)		6.36	0.51	(15.98)	(12.44)
Distributions from:
Net investment income	(0.58)		—	—	(1.88)	—
Net asset value, end of period	$9.06		$11.82	$5.46	$4.95	$22.81
Total return (d)	(20.58)%		116.65%	10.29%	(76.33)%	(35.30)%

Ratios to average net assets
Expenses	0.52	%(e)	0.51%	0.51%	0.50%	0.58	%(e)
Expenses excluding interest and taxes	0.50	%(e)	0.50%	0.50%	0.50%	N/A
Net investment income	0.11	%(e)	0.91%	2.81%	2.28%	0.02	%(e)
Supplemental data
Net assets, end of period (in millions)	$131		$135	$43	$30	$46
Portfolio turnover rate (f)	28%		80%	57%	74%	49%

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

32

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Energy Income ETF(a)

	Period		Year Ended September 30,				Period
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	Ended September 30, 2020 (b)		Year Ended November 30, 2019
Net asset value, beginning of period	$84.93		$64.87	$56.84	$54.25	$34.29	$51.20		$58.32
Net investment income (loss)(c)	1.26		1.97	1.51	1.17	1.15	0.76		(0.39)
Net realized and unrealized gain (loss) on investments	14.86		20.94	9.04	3.67	21.90	(15.58)		(1.42)
Total from investment operations	16.12		22.91	10.55	4.84	23.05	(14.82)		(1.81)
Distributions from:
Net investment income	(1.14)		(0.55)	(1.34)	(1.02)	(1.37)	—		(1.77)
Return of capital	—		(2.30)	(1.18)	(1.23)	(1.72)	(2.09)		(3.54)
Total distributions	(1.14)		(2.85)	(2.52)	(2.25)	(3.09)	(2.09)		(5.31)
Net asset value, end of period	$99.91		$84.93	$64.87	$56.84	$54.25	$34.29		$51.20
Total return (d)	19.05%		36.09%	18.70%	8.79%	68.88%	(29.74)%		(3.66)%

Ratios to average net assets
Expenses	0.46	%(e)	0.47%	0.46%	0.48%	0.46%	0.45	%(e)(f)(g)	1.41	%(h)
Expenses excluding interest and taxes	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45	%(e)(f)(g)	1.41	%(h)
Net investment income (loss)	2.64	%(e)	2.65%	2.41%	1.95%	2.43%	2.17	%(e)(i)	(0.68	)%(h)
Supplemental data
Net assets, end of period (in millions)	$84		$56	$37	$31	$24	$20		$52
Portfolio turnover rate (j)	7%		28%	23%	21%	24%	24%		106%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	The Fund changed its fiscal year-end from November 30 to September 30.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been higher.
(g)	Effective December 2, 2019, the unitary management fee rate changed from 0.82% to 0.45%
(h)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(i)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been lower.
(j)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

33

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Environmental Services ETF(a)
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.10		$28.68	$26.12	$28.64	$19.88	$20.85
Net investment income (b)	0.07		0.17	0.25	0.11	0.07	0.09
Net realized and unrealized gain (loss) on investments	(0.60)		7.54	2.42	(2.56)	8.77	(0.97)
Total from investment operations	(0.53)		7.71	2.67	(2.45)	8.84	(0.88)
Distributions from:
Net investment income	(0.16)		(0.29)	(0.11)	(0.07)	(0.08)	(0.09)
Net asset value, end of period	$35.41		$36.10	$28.68	$26.12	$28.64	$19.88
Total return (c)	(1.48)%		27.08%	10.25%	(8.56)%	44.50%	(4.23)%

Ratios to average net assets
Gross expenses	0.62	%(d)	0.62%	0.64%	0.62%	0.71%	0.85%
Net expenses	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.39	%(d)	0.52%	0.85%	0.39%	0.27%	0.47%
Supplemental data
Net assets, end of period (in millions)	$80		$79	$77	$68	$67	$31
Portfolio turnover rate (e)	13%		23%	22%	35%	21%	38%

(a)	Prior year audited per share data has been adjusted to reflect the 5 for 1 share split that took place on February 6, 2025. The effects of this adjustment have not been audited.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fabless Semiconductor ETF

	Six Months Ended March 31, 2025 (unaudited)		Period Ended September 30, 2024 (a)
Net asset value, beginning of period	$25.67		$25.26
Net investment income (b)	0.02		0.02
Net realized and unrealized gain (loss) on investments	(2.35)		0.39
Total from investment operations	(2.33)		0.41
Distributions from:
Net investment income	(0.01)		—
Net asset value, end of period	$23.33		$25.67
Total return (c)	(9.07)%		1.60%

Ratios to average net assets
Expenses	0.35	%(d)	0.35	%(d)
Net investment income	0.16	%(d)	0.68	%(d)
Supplemental data
Net assets, end of period (in millions)	$34		$6
Portfolio turnover rate (e)	12%		7%

(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.93		$39.94	$32.74	$48.32	$39.14	$36.61
Net investment income (a)	0.18		0.59	0.42	0.25	0.16	0.51
Net realized and unrealized gain (loss) on investments	(6.30)		5.11	6.95	(15.48)	9.24	3.25
Total from investment operations	(6.12)		5.70	7.37	(15.23)	9.40	3.76
Distributions from:
Net investment income	(1.17)		(0.71)	(0.17)	(0.35)	(0.22)	(1.23)
Net asset value, end of period	$37.64		$44.93	$39.94	$32.74	$48.32	$39.14
Total return (b)	(13.84)%		14.38%	22.55%	(31.72)%	24.06%	10.03%

Ratios to average net assets
Gross expenses	0.81	%(c)	0.78%	0.74%	0.65%	0.62%	0.92%
Net expenses	0.65	%(c)	0.67%	0.72%	0.65%	0.62%	0.65%
Net expenses excluding interest and taxes	0.65	%(c)	0.65%	0.65%	0.63%	0.62%	0.65%
Net investment income	0.85	%(c)	1.43%	0.99%	0.63%	0.32%	1.41%
Supplemental data
Net assets, end of period (in millions)	$25		$38	$50	$61	$118	$55
Portfolio turnover rate (d)	6%		22%	15%	16%	20%	29%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Infrastructure ETF

	Six Months Ended March 31, 2025 (unaudited)		Year Ended September 30, 2024	Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$25.34		$24.01	$25.50
Net investment income (b)	0.05		0.20	0.24
Net realized and unrealized gain (loss) on investments	(1.52)		1.34	(1.67)
Total from investment operations	(1.47)		1.54	(1.43)
Distributions from:
Net investment income	(0.20)		(0.21)	(0.06)
Net asset value, end of period	$23.67		$25.34	$24.01
Total return (c)	(5.86)%		6.42%	(5.62)%

Ratios to average net assets
Expenses	0.47	%(d)	0.47%	0.46	%(d)
Expenses excluding interest and taxes	0.45	%(d)	0.45%	0.45	%(d)
Net investment income	0.43	%(d)	0.84%	0.99	%(d)
Supplemental data
Net assets, end of period (in millions)	$2		$2	$2
Portfolio turnover rate (e)	11%		5%	12%

(a)	For the period October 19, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$95.12		$79.81	$67.25	$72.68	$62.08	$56.93
Net investment income (a)	0.95		1.73	1.47	1.32	1.29	1.06
Net realized and unrealized gain (loss) on investments	(4.12)		15.12	12.65	(5.44)	10.46	5.14
Total from investment operations	(3.17)		16.85	14.12	(4.12)	11.75	6.20
Distributions from:
Net investment income	(0.82)		(1.54)	(1.56)	(1.31)	(1.15)	(1.05)
Net asset value, end of period	$91.13		$95.12	$79.81	$67.25	$72.68	$62.08
Total return (b)	(3.31)%		21.33%	21.14%	(5.91)%	19.10%	11.02%

Ratios to average net assets
Gross expenses (c)	0.36	%(d)	0.36%	0.36%	0.36%	0.40%	0.42%
Net expenses (c)	0.36	%(d)	0.36%	0.36%	0.36%	0.35%	0.35%
Net expenses excluding interest and taxes (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.12	%(d)	1.96%	1.91%	1.74%	1.85%	1.74%
Supplemental data
Net assets, end of period (in millions)	$669		$727	$430	$524	$319	$235
Portfolio turnover rate (e)	12%		12%	22%	23%	20%	18%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$218.28		$167.73	$154.84	$174.75	$148.87	$114.49
Net investment income (a)	0.87		2.15	1.56	1.52	1.54	1.22
Net realized and unrealized gain (loss) on investments	8.34		50.41	13.17	(19.92)	25.34	34.25
Total from investment operations	9.21		52.56	14.73	(18.40)	26.88	35.47
Distributions from:
Net investment income	(1.73)		(2.01)	(1.84)	(1.51)	(1.00)	(1.09)
Net asset value, end of period	$225.76		$218.28	$167.73	$154.84	$174.75	$148.87
Total return (b)	4.21%		31.53%	9.58%	(10.69)%	18.13%	31.22%

Ratios to average net assets
Gross expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.42%	0.47%
Net expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.77	%(d)	1.09%	0.94%	0.86%	0.92%	0.96%
Supplemental data
Net assets, end of period (in millions)	$233		$223	$155	$150	$240	$182
Portfolio turnover rate (e)	4%		7%	20%	14%	12%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Robotics ETF

	Six Months Ended March 31, 2025 (unaudited)		Year Ended September 30, 2024	Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$44.80		$35.14	$34.39
Net investment income (b)	0.19		0.29	0.08
Net realized and unrealized gain (loss) on investments	(4.56)		10.19	0.67
Total from investment operations	(4.37)		10.48	0.75
Distributions from:
Net investment income	(0.23)		(0.15)	—
Net realized capital gains	(0.92)		(0.67)	—
Total distributions	(1.15)		(0.82)	—
Net asset value, end of period	$39.28		$44.80	$35.14
Total return (c)	(9.88)%		30.15%	2.18%

Ratios to average net assets
Expenses	0.47	%(d)	0.47%	0.47	%(d)
Net investment income	0.88	%(d)	0.69%	0.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$15		$16	$3
Portfolio turnover rate (e)	10%		26%	13%

(a)	For the period April 6, 2023 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF(a)
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$245.38		$144.99	$92.56	$128.13	$87.22	$59.57
Net investment income (b)	0.57		1.19	1.11	1.07	0.86	0.94
Net realized and unrealized gain (loss) on investments	(33.60)		100.24	52.52	(35.85)	40.80	27.77
Total from investment operations	(33.03)		101.43	53.63	(34.78)	41.66	28.71
Distributions from:
Net investment income	(1.07)		(1.04)	(1.20)	(0.79)	(0.75)	(1.06)
Net asset value, end of period	$211.28		$245.38	$144.99	$92.56	$128.13	$87.22
Total return (c)	(13.53)%		70.26%	58.49%	(27.40)%	47.94%	48.60%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.36%	0.37%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.47	%(e)	0.56%	0.88%	0.85%	0.72%	1.31%
Supplemental data
Net assets, end of period (in millions)	$19,140		$23,726	$9,394	$5,632	$5,938	$2,646
Portfolio turnover rate (f)	5%		15%	18%	22%	20%	14%

(a)	On May 5, 2023, the Fund effected a 2 for 1 share split. Per share data prior to this date has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$76.46		$51.62	$40.66	$65.05	$61.36	$33.74
Net investment income (a)	0.07		0.18	0.44	0.31	0.04	0.03
Net realized and unrealized gain (loss) on investments	10.35		25.20	10.91	(22.47)	3.73	27.67
Total from investment operations	10.42		25.38	11.35	(22.16)	3.77	27.70
Distributions from:
Net investment income	(0.37)		(0.54)	(0.39)	(0.05)	(0.08)	(0.08)
Net realized capital gains	—		—	—	(2.18)	—	—
Total distributions	(0.37)		(0.54)	(0.39)	(2.23)	(0.08)	(0.08)
Net asset value, end of period	$86.51		$76.46	$51.62	$40.66	$65.05	$61.36
Total return (b)	13.64%		49.58%	28.11%	(35.42)%	6.15%	82.25%

Ratios to average net assets
Gross expenses	0.56	%(c)	0.57%	0.59%	0.56%	0.55%	0.58%
Net expenses	0.56	%(c)	0.56%	0.56%	0.56%	0.55%	0.55%
Net expenses excluding interest and taxes	0.55	%(c)	0.55%	0.55%	0.55%	N/A	N/A
Net investment income	0.16	%(c)	0.30%	0.89%	0.52%	0.06%	0.06%
Supplemental data
Net assets, end of period (in millions)	$298		$264	$243	$262	$631	$522
Portfolio turnover rate (d)	27%		36%	30%	35%	33%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Biotech ETF	Non-Diversified
Digital Transformation ETF	Non-Diversified
Energy Income ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Fabless Semiconductor ETF	Non-Diversified
Gaming ETF	Non-Diversified
Green Infrastructure ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Robotics ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Biotech ETF	MVIS® US Listed Biotech 25 Index
Digital Transformation ETF	MVIS Global Digital Assets Equity Index
Energy Income ETF	MVIS® North America Energy Infrastructure Index
Environmental Services ETF	NYSE Arca Environmental Services Index
Fabless Semiconductor ETF	MarketVector™ US Listed Fabless Semiconductor Index
Gaming ETF	MVIS® Global Gaming Index
Green Infrastructure ETF	Indxx US Green Infrastructure-MCAP Weighted Index
Pharmaceutical ETF	MVIS® US Listed Pharmaceutical 25 Index
Retail ETF	MVIS® US Listed Retail 25 Index
Robotics ETF	BlueStar Robotics Index
Semiconductor ETF	MVIS® US Listed Semiconductor 25 Index
Video Gaming and eSports ETF	MVIS® Global Video Gaming and eSports Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Effective December 2, 2019, the Energy Income ETF federal tax status changed from a taxable C-Corporation into a regulated investment company (“RIC”). In September 2020, the Board of Trustees (“Trustees”) approved changing the Energy Income ETF’s fiscal year-end from November 30 to September 30.

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

43

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A.

Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADR’s”) and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that

44

present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions of net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Energy Income ETF and Pharmaceutical ETF, which are declared and paid quarterly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Master Limited Partnerships—The Energy Income ETF invests a portion of its total assets in Master Limited Partnerships (“MLPs”) receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities.
45

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Cash collateral received for securities lending in the form of money market fund investments, if any, at September 30, 2024, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Segment Reporting— During the year, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations.

The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights

I.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2026, to waive fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the period ended March 31, 2025, are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Gaming ETF	0.50	0.65
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, (excluding the fee payment under the investment management

46

agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) until February 1, 2026.

The unitary management fee rates for the six months ended March 31, 2025, are as follows:

Fund	Management Fee Rate
Biotech ETF	0.35%
Digital Transformation ETF	0.50
Energy Income ETF	0.45
Fabless Semiconductor ETF	0.35
Green Infrastructure ETF	0.45
Pharmaceutical ETF	0.35
Retail ETF	0.35
Robotics ETF	0.47
Semiconductor ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2025, the Adviser owned approximately 3% of the shares outstanding of Digital Transformation ETF.

Note 4—Capital Share Transactions— As of March 31, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments— For the period ended March 31, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$27,837,806	$28,685,173	$29,983,490	$66,650,362
Digital Transformation ETF	68,302,401	47,359,023	73,534,701	44,159,274
Energy Income ETF	6,384,681	4,871,603	28,766,609	12,678,479
Environmental Services ETF	10,479,270	10,628,128	12,325,882	10,167,810
Fabless Semiconductor ETF	3,109,728	3,404,135	41,170,991	5,711,242
Gaming ETF	2,034,885	3,154,085	—	6,986,200
Green Infrastructure ETF	199,358	422,044	631,754	422,797
Pharmaceutical ETF	75,145,511	74,830,735	633,359,169	658,310,737
47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Retail ETF	11,167,203	10,200,408	39,102,079	38,497,774
Robotics ETF	1,317,107	1,651,207	6,352,450	5,275,947
Semiconductor ETF	1,152,361,527	1,186,115,438	14,152,597,874	15,457,936,192
Video Gaming and eSports ETF	78,786,286	76,580,794	8,460,237	7,294,709

Note 6—Income Taxes— As of March 31, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$401,193,995	$45,553,405	$(80,768,988)	$(35,215,583)
Digital Transformation ETF	193,426,474	8,586,109	(47,883,945)	(39,297,836)
Energy Income ETF	74,288,962	12,151,107	1,669,121	13,820,228
Environmental Services ETF	76,311,441	10,554,812	(4,834,130)	5,720,682
Fabless Semiconductor ETF	41,850,775	46,414	(7,482,010)	(7,435,596)
Gaming ETF	36,264,994	1,589,052	(12,424,180)	(10,835,128)
Green Infrastructure ETF	2,049,910	195,090	(360,612)	(165,522)
Pharmaceutical ETF	731,897,426	12,524,632	(67,213,811)	(54,689,179)
Retail ETF	213,139,007	33,774,123	(13,531,016)	20,243,107
Robotics ETF	16,068,584	431,951	(1,686,222)	(1,254,271)
Semiconductor ETF	24,255,921,291	–	(5,125,246,742)	(5,125,246,742)
Video Gaming and eSports ETF	271,041,161	60,493,626	(32,716,881)	27,776,745

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors

48

from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Under normal circumstances, the Energy Income ETF invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash than an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

The Green Infrastructure ETF may invest in securities of oil and gas companies whose profitability is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies’ securities can be extremely volatile. In addition, the Fund invests in green infrastructure companies and performance will be impacted on the overall condition of these companies. Green infrastructure related companies are subject to a variety of factors that may adversely affect their business such as higher interest costs, cost of compliance with changes in environmental and other regulations and uncertainty concerning the availability of energy. Additionally, the Fund’s investments may be dependent on supportive government policies, including tax incentives and subsidies, and the support for such policies may fluctuate over time. If government subsidies and incentives for renewable energy sources are reduced or eliminated, the demand for renewable energy may decline and cause corresponding declines in the revenues and profits of renewable energy companies.

The Robotics ETF invests primarily in the securities of robotics companies and is particularly sensitive to the risks to such companies. Robotics companies and information technology companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Biotech ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through September 30, 2021. Digital Transformation ETF, Energy Income ETF, Fabless Semiconductor ETF, Green Infrastructure ETF and Robotics

49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Environmental Services ETF, Gaming ETF, and Video Gaming and eSports ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend investments up to one-third of its net assets requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral, if any, at March 31, 2025 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2025.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$12,850,008	$–	$13,423,209	$13,423,209
Digital Transformation ETF	34,165,696	23,224,525	13,927,150	37,151,675
Energy Income ETF	5,952,282	4,410,132	1,936,884	6,347,016
Environmental Services ETF	5,170,594	2,086,773	3,371,998	5,458,771
Gaming ETF	2,873,217	–	2,959,824	2,959,824
Green Infrastructure ETF	137,642	110,801	33,377	144,178
Pharmaceutical ETF	59,838,162	11,128,873	50,310,682	61,439,555
Retail ETF	492,876	–	503,634	503,634
Robotics ETF	385,814	137,607	276,067	413,674
Semiconductor ETF	9,489,693	4,401	9,558,650	9,563,051
Video Gaming and eSports ETF	16,300,351	206	17,816,813	17,817,019
50

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Digital Transformation ETF	$23,224,525
Energy Income ETF	4,410,132
Environmental Services ETF	2,086,773
Green Infrastructure ETF	110,801
Pharmaceutical ETF	11,128,873
Robotics ETF	137,607
Semiconductor ETF	4,401
Video Gaming and eSports ETF	206

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	15	$145,891	5.80%
Digital Transformation ETF	51	2,147,799	5.78
Energy Income ETF	68	191,402	5.94
Environmental Services ETF	1	2,945,265	6.18
Gaming ETF	1	258,198	6.18
Pharmaceutical ETF	135	1,657,138	5.88
Retail ETF	78	184,166	5.88
Robotics ETF	1	115,033	5.68
Semiconductor ETF	16	6,814,330	5.68
Video Gaming and eSports ETF	14	1,048,284	5.73

Outstanding loan balances as of March 31, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— The Energy Income ETF executed a 1-for-3 reverse share split for shareholders of record before the open of markets on April 15, 2020. The Semiconductor ETF executed a 2-for-1 share split for shareholders of record before the open of markets on May 5, 2023. The Environmental Services ETF executed a 5-for-1 share split for shareholders of record before the open of markets on February 6, 2025. The impacts of the share splits have been retroactively applied to each of the prior years presented in the financials highlights.

51

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

52

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

March 31, 2025 (unaudited)

At a meeting held on March 31, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Alternative Asset Manager ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

53

March 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND

OTHER INFORMATION

PIT	|	Commodity Strategy ETF
DURA	|	Durable High Dividend ETF
LFEQ	|	Long/Flat Trend ETF
MOTE	|	Morningstar ESG Moat ETF
MOTG	|	Morningstar Global Wide Moat ETF
MOTI	|	Morningstar International Moat ETF
SMOT	|	Morningstar SMID Moat ETF
MOAT®	|	Morningstar Wide Moat ETF
MGRO	|	Morningstar Wide Moat Growth ETF
MVAL	|	Morningstar Wide Moat Value ETF
RAAX	|	Real Assets ETF
BUZZ	|	Social Sentiment ETF

800.826.2333	vaneck.com

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 91.3%
United States Treasury Obligations: 91.3%
United States Treasury Bills
4.26%, 05/01/25 #	$13,006		$12,960,183
4.26%, 06/05/25 #	15,052		14,938,127
			27,898,310
Total Short-Term Investments: 91.3% (Cost: $27,898,347)			27,898,310
Other assets less liabilities: 8.7%			2,654,491
NET ASSETS: 100.0%			$30,552,801

Footnotes:

#	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $4,475,994.

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	Long	40	04/30/25	$2,990,800	$205,292
Cattle Feeder	Long	5	05/22/25	711,250	3,757
Cocoa	Long	3	07/16/25	236,640	(4,318)
Cocoa	Long	3	12/15/25	225,270	(60,028)
Coffee C	Long	5	07/21/25	703,875	(5,468)
Copper	Long	23	05/28/25	2,894,550	171,908
Corn	Long	12	05/14/25	274,350	(26,773)
FCOJ-A	Long	7	05/09/25	255,728	(173,645)
Gasoline RBOB	Long	26	04/30/25	2,501,444	79,144
Gold 100 OZ	Long	20	06/26/25	6,300,599	452,287
Live Cattle	Long	10	06/30/25	814,600	78,649
LME Copper	Long	3	04/14/25	725,942	17,551
LME Copper	Long	3	05/19/25	727,235	(12,062)
LME Primary Aluminium	Long	19	04/14/25	1,195,171	(87,112)
LME Primary Aluminium	Long	19	05/19/25	1,201,475	(62,543)
LME Tin	Long	2	04/14/25	368,150	42,835
LME Tin	Long	2	05/19/25	368,800	16,285
LME Zinc	Long	20	04/14/25	1,420,770	(4,877)
LME Zinc	Long	20	05/19/25	1,424,400	(33,451)
Low Sulphur Gasoil	Long	10	05/12/25	682,000	26,451
Natural Gas	Long	17	04/28/25	700,230	16,768
NY Harbor ULSD	Long	17	04/30/25	1,627,492	57,160
NY Harbor ULSD	Long	3	05/30/25	284,647	(21,569)
Platinum	Long	6	07/29/25	308,250	12,376
Silver	Long	7	05/28/25	1,211,385	57,186
Soybean	Long	11	09/12/25	557,975	4,658
Soybean Oil	Long	13	05/14/25	350,142	(12,794)
White Sugar	Long	13	07/16/25	340,860	(6,552)
WTI Crude Oil	Long	37	05/20/25	2,625,150	19,495
LME Copper	Short	3	04/14/25	725,942	12,035
LME Primary Aluminium	Short	19	04/14/25	1,195,171	70,457
LME Tin	Short	2	04/14/25	368,150	(16,165)
LME Zinc	Short	20	04/14/25	1,420,770	31,279
Net unrealized appreciation on futures contracts					$848,216

See Notes to Financial Statements

3

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$27,898,310	$—	$27,898,310
Other Financial Instruments:
Assets
Futures Contracts	$848,216	$—	$—	$848,216

See Notes to Financial Statements

4

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.2%
Automobiles & Components: 0.1%
Gentex Corp.	1,987	$46,297
Banks: 0.8%
M&T Bank Corp.	2,238	400,042
Capital Goods: 2.5%
A.O. Smith Corp.	1,057	69,086
Emerson Electric Co.	4,694	514,650
General Dynamics Corp.	2,304	628,024
		1,211,760
Commercial & Professional Services: 2.2%
Automatic Data Processing, Inc.	3,452	1,054,690
Consumer Discretionary Distribution & Retail: 2.4%
Lowe’s Companies, Inc.	4,845	1,129,999
Consumer Services: 4.6%
McDonald’s Corp.	7,049	2,201,896
Energy: 18.4%
Baker Hughes Co.	8,704	382,541
Chevron Corp.	14,473	2,421,188
Diamondback Energy, Inc.	4,663	745,520
Exxon Mobil Corp.	21,170	2,517,748
Halliburton Co.	10,573	268,237
Marathon Petroleum Corp.	3,527	513,849
ONEOK, Inc.	11,465	1,137,557
Phillips 66	6,645	820,525
		8,807,165
Financial Services: 8.9%
Blackrock, Inc.	1,418	1,342,109
Blackstone, Inc.	8,919	1,246,698
Cohen & Steers, Inc.	349	28,007
Federated Hermes, Inc.	1,197	48,802
Fidelity National Information Services, Inc.	4,925	367,799
Invesco Ltd.	7,607	115,398
Janus Henderson Group Plc	2,333	84,338
State Street Corp.	4,292	384,263
T Rowe Price Group, Inc.	5,121	470,466
Western Union Co.	12,952	137,032
		4,224,912
Food, Beverage & Tobacco: 12.5%
Altria Group, Inc.	37,061	2,224,401
Conagra Brands, Inc.	11,187	298,357
Hormel Foods Corp.	4,892	151,359
Kellanova	3,145	259,431
Kraft Heinz Co.	20,208	614,930
PepsiCo, Inc.	14,521	2,177,279
Tyson Foods, Inc.	4,019	256,452
		5,982,209
Health Care Equipment & Services: 0.4%
Baxter International, Inc.	5,892	201,683
Household & Personal Products: 2.1%
Clorox Co.	1,774	261,222
Kimberly-Clark Corp.	5,043	717,215
		978,437
	Number of Shares	Value
Materials: 6.9%
Air Products and Chemicals, Inc.	2,319	$683,920
Dow, Inc.	23,837	832,388
DuPont de Nemours, Inc.	3,653	272,806
LyondellBasell Industries NV	8,195	576,928
Mosaic Co.	4,736	127,919
PPG Industries, Inc.	2,486	271,844
Smurfit WestRock Plc	11,322	510,169
		3,275,974
Pharmaceuticals, Biotechnology & Life Sciences: 13.9%
Johnson & Johnson	13,686	2,269,686
Merck & Co., Inc.	23,152	2,078,123
Pfizer, Inc.	85,143	2,157,524
Royalty Pharma Plc	4,512	140,459
		6,645,792
Semiconductors & Semiconductor Equipment: 4.9%
Skyworks Solutions, Inc.	2,842	183,679
Texas Instruments, Inc.	11,972	2,151,368
		2,335,047
Telecommunication Services: 4.9%
Verizon Communications, Inc.	52,070	2,361,895
Transportation: 6.4%
FedEx Corp.	2,127	518,520
Norfolk Southern Corp.	2,298	544,281
United Parcel Service, Inc.	17,955	1,974,871
		3,037,672
Utilities: 7.3%
Alliant Energy Corp.	3,469	223,230
Duke Energy Corp.	11,932	1,455,346
Essential Utilities, Inc.	3,618	143,020
Evergy, Inc.	3,904	269,181
FirstEnergy Corp.	9,799	396,076
New Jersey Resources Corp.	1,555	76,288
Portland General Electric Co.	2,028	90,449
PPL Corp.	9,720	350,989
WEC Energy Group, Inc.	4,432	482,999
		3,487,578
Total Common Stocks (Cost: $47,156,749)		47,383,048
Total Investments: 99.2% (Cost: $47,156,749)		47,383,048
Other assets less liabilities: 0.8%		379,269
NET ASSETS: 100.0%		$47,762,317

See Notes to Financial Statements

5

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$47,383,048	$—	$—	$47,383,048

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

6

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND: 99.7%(a) (Cost: $20,372,071)
Vanguard S&P 500 ETF	48,204	$24,772,518

Total Investments: 99.7% (Cost: $20,372,071)		24,772,518
Other assets less liabilities: 0.3%		74,732
NET ASSETS: 100.0%		$24,847,250

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$24,772,518	$—	$—	$24,772,518

See Notes to Financial Statements

7

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 1.0%
Harley-Davidson, Inc. †	2,367	$59,767
Banks: 1.4%
US Bancorp	2,039	86,087
Capital Goods: 6.6%
Allegion Plc	1,248	162,814
Masco Corp.	2,187	152,084
Otis Worldwide Corp.	827	85,346
		400,244
Commercial & Professional Services: 5.1%
Equifax, Inc.	636	154,904
TransUnion	1,832	152,038
		306,942
Consumer Discretionary Distribution & Retail: 2.5%
Etsy, Inc. *	1,388	65,486
Lowe’s Companies, Inc.	357	83,263
		148,749
Consumer Durables & Apparel: 2.0%
NIKE, Inc.	1,038	65,892
Polaris, Inc. †	1,257	51,462
		117,354
Consumer Services: 3.0%
Yum! Brands, Inc.	1,170	184,112
Consumer Staples Distribution & Retail: 1.4%
Sysco Corp.	1,127	84,570
Financial Services: 13.8%
Blackrock, Inc.	103	97,487
CME Group, Inc.	416	110,361
Intercontinental Exchange, Inc.	587	101,258
Jack Henry & Associates, Inc.	493	90,022
MarketAxess Holdings, Inc.	349	75,506
Mastercard, Inc.	178	97,565
Northern Trust Corp.	981	96,776
State Street Corp.	1,113	99,647
T Rowe Price Group, Inc.	680	62,472
		831,094
Food, Beverage & Tobacco: 8.3%
Brown-Forman Corp.	1,820	61,771
Constellation Brands, Inc.	660	121,123
Mondelez International, Inc.	1,297	88,001
PepsiCo, Inc.	1,018	152,639
The Campbell’s Co.	1,904	76,008
		499,542
Health Care Equipment & Services: 5.8%
GE HealthCare Technologies, Inc.	989	79,822
Veeva Systems, Inc. *	794	183,915
Zimmer Biomet Holdings, Inc.	766	86,696
		350,433
Household & Personal Products: 2.3%
Clorox Co.	497	73,183
Estee Lauder Cos, Inc.	1,008	66,528
		139,711
	Number of Shares	Value
Materials: 3.7%
Air Products and Chemicals, Inc.	284	$83,757
International Flavors & Fragrances, Inc.	1,762	136,749
		220,506
Media & Entertainment: 6.0%
Alphabet, Inc.	844	130,516
Comcast Corp.	2,097	77,379
Walt Disney Co.	1,506	148,642
		356,537
Pharmaceuticals, Biotechnology & Life Sciences: 14.1%
Agilent Technologies, Inc.	602	70,422
Amgen, Inc.	267	83,184
Bio-Rad Laboratories, Inc. *	240	58,454
Danaher Corp.	348	71,340
Gilead Sciences, Inc.	886	99,276
Merck & Co., Inc.	821	73,693
Pfizer, Inc.	3,245	82,228
Thermo Fisher Scientific, Inc.	292	145,299
Waters Corp. *	268	98,777
West Pharmaceutical Services, Inc.	257	57,537
		840,210
Real Estate Management & Development: 1.3%
CoStar Group, Inc. *	1,011	80,102
Semiconductors & Semiconductor Equipment: 8.4%
Analog Devices, Inc.	377	76,030
Applied Materials, Inc.	478	69,367
KLA Corp.	126	85,655
Microchip Technology, Inc.	1,331	64,434
Monolithic Power Systems, Inc.	131	75,977
NXP Semiconductors NV	372	70,702
Teradyne, Inc.	681	56,251
		498,416
Software & Services: 13.4%
Adobe, Inc. *	321	123,113
Autodesk, Inc. *	353	92,415
Microsoft Corp.	182	68,321
Palo Alto Networks, Inc. *	488	83,272
Salesforce, Inc.	332	89,096
ServiceNow, Inc. *	109	86,779
Tyler Technologies, Inc. *	296	172,091
Workday, Inc. *	376	87,807
		802,894
Total Common Stocks (Cost: $5,967,000)		6,007,270
Total Investments: 100.1% (Cost: $5,967,000)		6,007,270
Liabilities in excess of other assets: (0.1)%		(7,929)
NET ASSETS: 100.0%		$5,999,341

See Notes to Financial Statements

8

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $99,328.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$6,007,270	$—	$—	$6,007,270

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

9

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 4.0%
ASX Ltd.	7,617	$311,323
Brambles Ltd.	25,302	318,776
		630,099
Belgium: 1.0%
Anheuser-Busch InBev SA	2,518	154,653
Brazil: 1.1%
Ambev SA	70,500	166,168
Canada: 3.1%
Shopify, Inc. *	1,636	155,615
Toronto-Dominion Bank †	5,513	330,301
		485,916
China: 12.6%
Alibaba Group Holding Ltd. (HKD)	13,600	225,058
Inner Mongolia Yili Industrial Group Co. Ltd.	37,600	145,316
JD.com, Inc. (HKD)	15,950	328,164
SF Holding Co. Ltd.	53,100	315,075
Tencent Holdings Ltd. (HKD)	5,300	338,698
Wuliangye Yibin Co. Ltd.	16,100	291,267
Yum China Holdings, Inc. (USD)	6,264	326,104
		1,969,682
France: 6.8%
Airbus SE	924	162,538
Bureau Veritas SA	5,082	154,032
Dassault Aviation SA	749	246,714
Safran SA	577	151,760
Sanofi SA	1,614	178,523
Thales SA	605	160,658
		1,054,225
Germany: 3.9%
Rheinmetall AG	328	468,866
Siemens Healthineers AG 144A	2,753	148,374
		617,240
Japan: 6.0%
Daifuku Co. Ltd.	6,400	157,795
FANUC Corp.	5,400	147,570
Hoya Corp.	1,400	158,477
Kao Corp.	3,400	147,618
Nabtesco Corp.	9,700	151,191
Sony Group Corp.	6,700	170,040
		932,691
Netherlands: 6.4%
Adyen NV 144A *	94	143,936
ASML Holding NV	210	138,831
Koninklijke Philips NV *	11,698	297,506
NXP Semiconductors NV (USD)	1,469	279,198
Universal Music Group NV	5,265	145,235
		1,004,706
Poland: 1.1%
Allegro.eu SA 144A *	20,665	167,420
	Number of Shares	Value
Singapore: 1.1%
Singapore Exchange Ltd.	16,700	$165,263
Switzerland: 7.0%
Barry Callebaut AG †	122	161,569
Cie Financiere Richemont SA	987	172,287
DSM-Firmenich AG (EUR)	2,851	281,957
Julius Baer Group Ltd. †	2,235	154,912
Roche Holding AG	962	316,603
		1,087,328
Taiwan: 1.8%
Taiwan Semiconductor
Manufacturing Co. Ltd.	10,000	281,630
United Kingdom: 9.4%
BAE Systems Plc	9,909	199,932
British American Tobacco Plc	7,785	319,128
Experian plc	3,202	148,251
GSK Plc	17,223	328,880
Imperial Brands Plc	4,663	172,406
Melrose Industries Plc	19,781	122,010
Rentokil Initial Plc	38,013	172,375
		1,462,982
United States: 34.8%
Agilent Technologies, Inc.	1,316	153,946
Allegion Plc	2,375	309,842
Alphabet, Inc.	1,709	264,280
Bio-Rad Laboratories, Inc. *	446	108,628
Blackrock, Inc.	173	163,741
Charles Schwab Corp.	2,125	166,345
Constellation Brands, Inc.	640	117,453
Corteva, Inc.	5,263	331,200
Danaher Corp.	649	133,045
Equifax, Inc.	580	141,265
GE HealthCare Technologies, Inc.	1,880	151,735
International Flavors & Fragrances, Inc.	3,724	289,020
MarketAxess Holdings, Inc.	658	142,358
Masco Corp.	4,144	288,174
Merck & Co., Inc.	1,550	139,128
Meta Platforms, Inc.	255	146,972
Microsoft Corp.	412	154,661
Northrop Grumman Corp.	333	170,499
Oracle Corp.	1,045	146,101
Pfizer, Inc.	6,135	155,461
Teradyne, Inc.	1,818	150,167
The Campbell’s Co.	7,758	309,699
TransUnion	3,391	281,419
Tyler Technologies, Inc. *	242	140,696
US Bancorp	6,744	284,732
Veeva Systems, Inc. *	1,322	306,215

See Notes to Financial Statements

10

	Number of Shares	Value
United States (continued)
Walt Disney Co.	2,915	$287,710
		5,434,492
Total Common Stocks (Cost: $14,156,439)		15,614,495
Total Investments: 100.1% (Cost: $14,156,439)		15,614,495
Liabilities in excess of other assets: (0.1)%		(18,483)
NET ASSETS: 100.0%		$15,596,012

Definitions:

EUR	Euro
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $299,137.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $459,730, or 2.9% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$630,099	$—	$630,099
Belgium	—	154,653	—	154,653
Brazil	166,168	—	—	166,168
Canada	485,916	—	—	485,916
China	326,104	1,643,578	—	1,969,682
France	—	1,054,225	—	1,054,225
Germany	—	617,240	—	617,240
Japan	—	932,691	—	932,691
Netherlands	279,198	725,508	—	1,004,706
Poland	—	167,420	—	167,420
Singapore	—	165,263	—	165,263
Switzerland	—	1,087,328	—	1,087,328
Taiwan	—	281,630	—	281,630
United Kingdom	—	1,462,982	—	1,462,982
United States	5,434,492	—	—	5,434,492
Total Investments	$6,691,878	$8,922,617	$—	$15,614,495

See Notes to Financial Statements

11

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Australia: 3.7%
Brambles Ltd.	339,178	$4,273,252
Endeavour Group Ltd.	828,908	1,999,192
		6,272,444
Belgium: 2.7%
Anheuser-Busch InBev SA	72,235	4,436,596
Brazil: 2.6%
Ambev SA	1,827,500	4,307,395
Canada: 1.9%
BRP, Inc. †	91,816	3,099,767
China: 26.8%
Alibaba Group Holding Ltd. (HKD)	303,700	5,025,753
Baidu, Inc. (HKD) *	372,600	4,301,239
Inner Mongolia Yili Industrial Group Co. Ltd.	1,064,100	4,112,519
JD.com, Inc. (HKD)	213,700	4,396,788
Jiangsu Yanghe Distillery Co. Ltd.	376,300	3,949,807
Luzhou Laojiao Co. Ltd.	219,000	3,914,129
SF Holding Co. Ltd.	712,579	4,228,166
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	72,500	2,138,562
Tencent Holdings Ltd. (HKD)	71,200	4,550,061
Wuliangye Yibin Co. Ltd.	216,700	3,920,341
Yum China Holdings, Inc. (USD)	84,009	4,373,508
		44,910,873
France: 7.2%
Edenred SE	124,791	4,051,143
Pernod Ricard SA	36,886	3,640,360
Sanofi SA	39,872	4,410,213
		12,101,716
Germany: 6.1%
Rheinmetall AG	4,385	6,268,216
Sartorius Stedim Biotech	19,593	3,877,759
		10,145,975
Ireland: 1.3%
Kerry Group Plc	21,503	2,249,392
Japan: 13.6%
Daifuku Co. Ltd. †	173,900	4,287,586
Harmonic Drive Systems, Inc. †	129,000	2,753,361
Kubota Corp. †	330,100	4,091,453
Murata Manufacturing Co. Ltd.	122,900	1,901,431
Nabtesco Corp.	253,100	3,944,989
Omron Corp. †	130,400	3,693,144
Unicharm Corp.	266,200	2,126,605
		22,798,569
Netherlands: 3.5%
Adyen NV 144A *	2,520	3,858,717
Koninklijke Philips NV *	80,012	2,034,884
		5,893,601
	Number of Shares	Value
Poland: 2.7%
Allegro.eu SA 144A *	562,326	$4,555,760
Singapore: 1.3%
Singapore Exchange Ltd.	220,500	2,182,063
Sweden: 2.3%
Elekta AB †	719,877	3,782,961
Switzerland: 8.6%
Barry Callebaut AG †	1,655	2,191,780
DSM-Firmenich AG (EUR)	38,257	3,783,519
Julius Baer Group Ltd. †	60,674	4,205,442
Roche Holding AG	12,894	4,243,531
		14,424,272
Taiwan: 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	71,000	1,999,572
United Kingdom: 14.7%
British American Tobacco Plc	104,350	4,277,580
GSK Plc	230,754	4,406,342
Imperial Brands Plc	61,697	2,281,138
Melrose Industries Plc	261,699	1,614,170
Reckitt Benckiser Group Plc	65,519	4,426,998
Rentokil Initial Plc	900,560	4,083,705
Spirax Group Plc	43,181	3,478,290
		24,568,223
Total Common Stocks (Cost: $156,552,745)		167,729,179

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2% (Cost: $3,644,277)
State Street Navigator Securities Lending Government Money Market Portfolio	3,644,277	3,644,277
Total Investments: 102.4% (Cost: $160,197,022)		171,373,456
Liabilities in excess of other assets: (2.4)%		(4,050,693)
NET ASSETS: 100.0%		$167,322,763

See Notes to Financial Statements

12

Definitions:

EUR	Euro
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $10,972,977.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $8,414,477, or 5.0% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$6,272,444	$—	$6,272,444
Belgium	—	4,436,596	—	4,436,596
Brazil	4,307,395	—	—	4,307,395
Canada	3,099,767	—	—	3,099,767
China	4,373,508	40,537,365	—	44,910,873
France	—	12,101,716	—	12,101,716
Germany	—	10,145,975	—	10,145,975
Ireland	—	2,249,392	—	2,249,392
Japan	—	22,798,569	—	22,798,569
Netherlands	—	5,893,601	—	5,893,601
Poland	—	4,555,760	—	4,555,760
Singapore	—	2,182,063	—	2,182,063
Sweden	—	3,782,961	—	3,782,961
Switzerland	—	14,424,272	—	14,424,272
Taiwan	—	1,999,572	—	1,999,572
United Kingdom	—	24,568,223	—	24,568,223
Money Market Fund	3,644,277	—	—	3,644,277
Total Investments	$15,424,947	$155,948,509	$—	$171,373,456

See Notes to Financial Statements

13

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 1.9%
BorgWarner, Inc.	186,843	$5,353,052
Gentex Corp.	100,833	2,349,409
		7,702,461
Banks: 0.7%
Truist Financial Corp.	67,386	2,772,934
Capital Goods: 11.1%
Acuity, Inc.	10,520	2,770,442
Allegion Plc	44,631	5,822,560
Chart Industries, Inc. *	34,697	5,008,859
CNH Industrial NV	479,781	5,891,711
Fortive Corp.	76,992	5,634,275
Fortune Brands Innovations, Inc.	39,468	2,402,812
L3Harris Technologies, Inc.	13,637	2,854,360
Masco Corp.	77,888	5,416,332
Sensata Technologies Holding Plc	103,690	2,516,556
Vertiv Holdings Co.	32,523	2,348,161
WESCO International, Inc.	32,095	4,984,354
		45,650,422
Commercial & Professional Services: 4.2%
Dayforce, Inc. *	52,069	3,037,185
Equifax, Inc.	11,694	2,848,191
SS&C Technologies Holdings, Inc.	73,814	6,165,682
TransUnion	63,539	5,273,102
		17,324,160
Consumer Discretionary Distribution & Retail: 6.5%
Asbury Automotive Group, Inc. *	23,635	5,219,553
AutoNation, Inc. *	34,272	5,549,322
Bath & Body Works, Inc.	81,506	2,471,262
CarMax, Inc. *	73,696	5,742,392
Coupang, Inc. *	124,689	2,734,430
Lithia Motors, Inc.	17,187	5,045,072
		26,762,031
Consumer Durables & Apparel: 3.3%
Brunswick Corp.	41,167	2,216,843
Hasbro, Inc.	93,438	5,745,503
Mattel, Inc. *	135,521	2,633,173
Tapestry, Inc.	49,494	3,484,873
		14,080,392
Consumer Services: 7.9%
Airbnb, Inc. *	21,943	2,621,311
Carnival Corp. *	255,458	4,989,095
DraftKings, Inc. *	145,684	4,838,166
Expedia Group, Inc.	33,349	5,605,967
Flutter Entertainment Plc *	11,866	2,628,912
Las Vegas Sands Corp.	59,085	2,282,454
Norwegian Cruise Line Holdings Ltd. *	256,351	4,860,415
Wynn Resorts Ltd.	65,317	5,453,970
		33,280,290
	Number of Shares	Value
Energy: 3.0%
Devon Energy Corp.	79,909	$2,988,597
Hess Corp.	40,946	6,540,304
Schlumberger NV	69,334	2,898,161
		12,427,062
Equity Real Estate Investment Trusts (REITs): 0.7%
SBA Communications Corp.	12,827	2,822,068
Financial Services: 10.4%
Capital One Financial Corp.	16,291	2,920,976
Carlyle Group, Inc.	120,826	5,266,805
Discover Financial Services	16,967	2,896,267
Fidelity National Information Services, Inc.	40,764	3,044,256
Global Payments, Inc.	26,335	2,578,723
Jack Henry & Associates, Inc.	17,525	3,200,065
LPL Financial Holdings, Inc.	17,818	5,828,981
MarketAxess Holdings, Inc.	26,686	5,773,516
SEI Investments Co.	37,626	2,920,906
T Rowe Price Group, Inc.	29,769	2,734,878
Western Union Co.	552,571	5,846,201
		43,011,574
Food, Beverage & Tobacco: 2.8%
General Mills, Inc.	48,689	2,911,115
Kraft Heinz Co.	91,644	2,788,727
The Campbell’s Co.	145,960	5,826,723
		11,526,565
Health Care Equipment & Services: 9.1%
Align Technology, Inc. *	12,868	2,044,210
Baxter International, Inc.	80,698	2,762,293
Edwards Lifesciences Corp. *	82,072	5,948,579
GE HealthCare Technologies, Inc.	71,055	5,734,849
Labcorp Holdings, Inc.	13,518	3,146,179
ResMed, Inc.	25,422	5,690,715
STERIS Plc	14,888	3,374,365
Veeva Systems, Inc. *	24,928	5,774,073
Zimmer Biomet Holdings, Inc.	26,693	3,021,114
		37,496,377
Household & Personal Products: 1.6%
Kenvue, Inc.	140,746	3,375,089
Kimberly-Clark Corp.	24,208	3,442,862
		6,817,951
Materials: 9.3%
Amcor Plc	308,693	2,994,322
Ball Corp.	54,586	2,842,293
Corteva, Inc.	99,289	6,248,256
Crown Holdings, Inc.	35,174	3,139,631
DuPont de Nemours, Inc.	74,675	5,576,729
Eastman Chemical Co.	61,680	5,434,625
FMC Corp.	56,513	2,384,283
International Flavors & Fragrances, Inc.	70,018	5,434,097
Sealed Air Corp.	178,000	5,144,200
		39,198,436

See Notes to Financial Statements

14

	Number of Shares	Value
Media & Entertainment: 4.1%
Charter Communications, Inc. *	7,939	$2,925,760
Interpublic Group of Cos, Inc.	211,142	5,734,617
Omnicom Group, Inc.	69,097	5,728,832
Pinterest, Inc. *	83,438	2,586,578
		16,975,787
Pharmaceuticals, Biotechnology & Life Sciences: 5.5%
Agilent Technologies, Inc.	45,137	5,280,126
Bio-Rad Laboratories, Inc. *	8,989	2,189,361
Bio-Techne Corp.	84,916	4,978,625
Incyte Corp. *	42,583	2,578,401
Revvity, Inc.	51,563	5,455,365
Royalty Pharma Plc	84,530	2,631,419
		23,113,297
Real Estate Investment Trusts: 0.7%
Crown Castle, Inc.	29,141	3,037,366
Semiconductors & Semiconductor Equipment: 2.4%
Monolithic Power Systems, Inc.	9,580	5,556,208
Teradyne, Inc.	57,663	4,762,964
		10,319,172
Software & Services: 6.3%
Atlassian Corp. *	12,263	2,602,331
Cognizant Technology Solutions Corp.	39,217	3,000,101
	Number of Shares	Value
Software & Services (continued)
Datadog, Inc. *	27,216	$2,700,099
Dynatrace, Inc. *	56,417	2,660,062
Elastic NV *	28,174	2,510,303
HubSpot, Inc. *	4,544	2,595,942
Workday, Inc. *	11,490	2,683,260
Zoom Communications, Inc. *	72,638	5,358,505
Zscaler, Inc. *	14,890	2,954,474
		27,065,077
Technology Hardware & Equipment: 3.2%
Littelfuse, Inc.	26,026	5,120,355
Vontier Corp.	162,543	5,339,538
Zebra Technologies Corp. *	9,946	2,810,342
		13,270,235
Transportation: 0.6%
Lyft, Inc. *	196,098	2,327,683
Utilities: 4.6%
Essential Utilities, Inc.	81,799	3,233,514
Evergy, Inc.	48,797	3,364,553
FirstEnergy Corp.	78,440	3,170,545
Portland General Electric Co.	132,869	5,925,957
WEC Energy Group, Inc.	32,441	3,535,420
		19,229,989
Total Common Stocks (Cost: $425,837,102)		416,211,329
Total Investments: 99.9% (Cost: $425,837,102)		416,211,329
Other assets less liabilities: 0.1%		453,399
NET ASSETS: 100.0%		$416,664,728

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$416,211,329	$—	$—	$416,211,329

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

15

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.4%
US Bancorp	7,591,990	$320,533,818
Capital Goods: 12.1%
Allegion Plc	2,682,042	349,899,199
Boeing Co. *	2,129,565	363,197,311
Huntington Ingalls Industries, Inc. †	1,849,868	377,447,067
IDEX Corp.	922,667	166,975,047
Masco Corp.	2,320,964	161,399,837
Northrop Grumman Corp.	401,249	205,443,500
		1,624,361,961
Commercial & Professional Services: 3.6%
Equifax, Inc.	698,613	170,154,182
TransUnion	3,819,258	316,960,222
		487,114,404
Consumer Discretionary Distribution & Retail: 1.2%
Amazon.com, Inc. *	843,850	160,550,901
Consumer Durables & Apparel: 2.2%
NIKE, Inc.	4,626,807	293,709,708
Financial Services: 3.9%
Charles Schwab Corp.	2,261,303	177,014,799
MarketAxess Holdings, Inc.	1,603,665	346,952,923
		523,967,722
Food, Beverage & Tobacco: 10.2%
Altria Group, Inc.	3,374,965	202,565,399
Brown-Forman Corp. †	9,205,256	312,426,388
Constellation Brands, Inc.	1,683,671	308,987,302
Mondelez International, Inc.	3,035,521	205,960,100
The Campbell’s Co. †	8,770,315	350,110,975
		1,380,050,164
Health Care Equipment & Services: 8.0%
GE HealthCare Technologies, Inc.	4,268,160	344,483,193
Veeva Systems, Inc. *	1,497,592	346,887,235
Zimmer Biomet Holdings, Inc.	3,384,304	383,035,527
		1,074,405,955
Household & Personal Products: 3.9%
Estee Lauder Cos, Inc.	4,892,819	322,926,054
Kenvue, Inc.	8,408,571	201,637,533
		524,563,587
Materials: 5.2%
Corteva, Inc.	5,964,658	375,355,928
International Flavors & Fragrances, Inc.	4,207,454	326,540,505
		701,896,433
Media & Entertainment: 4.6%
Alphabet, Inc.	1,926,165	297,862,155
Walt Disney Co.	3,286,527	324,380,215
		622,242,370
Pharmaceuticals, Biotechnology & Life Sciences: 17.9%
Agilent Technologies, Inc.	2,712,815	317,345,099
Amgen, Inc.	684,867	213,370,314
Bio-Rad Laboratories, Inc. *	537,008	130,793,668
Bristol-Myers Squibb Co.	3,331,222	203,171,230
Danaher Corp.	1,600,848	328,173,840
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Gilead Sciences, Inc.	1,994,005	$223,428,260
Merck & Co., Inc.	1,866,778	167,561,993
Pfizer, Inc.	13,880,165	351,723,381
Thermo Fisher Scientific, Inc.	344,427	171,386,875
West Pharmaceutical Services, Inc.	1,341,944	300,434,423
		2,407,389,083
Semiconductors & Semiconductor Equipment: 11.6%
Applied Materials, Inc.	1,125,951	163,398,009
Lam Research Corp.	2,191,323	159,309,182
Microchip Technology, Inc.	6,236,069	301,888,100
Monolithic Power Systems, Inc.	575,663	333,873,027
NXP Semiconductors NV	1,661,105	315,709,616
Teradyne, Inc.	3,467,314	286,400,137
		1,560,578,071
Software & Services: 10.7%
Adobe, Inc. *	712,574	273,293,506
Autodesk, Inc. *	666,401	174,463,782
Cadence Design Systems, Inc. *	701,596	178,436,911
Manhattan Associates, Inc. *	1,007,049	174,259,759
Microsoft Corp.	437,903	164,384,407
Oracle Corp.	1,112,288	155,508,985
Salesforce, Inc.	589,756	158,266,920
Synopsys, Inc. *	388,089	166,431,968
		1,445,046,238
Transportation: 2.4%
United Parcel Service, Inc.	2,890,843	317,963,822
Total Common Stocks (Cost: $14,192,718,059)		13,444,374,237

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $6,285)
State Street Navigator Securities Lending Government Money Market Portfolio	6,285	6,285
Total Investments: 99.9% (Cost: $14,192,724,344)		13,444,380,522
Other assets less liabilities: 0.1%		16,214,032
NET ASSETS: 100.0%		$13,460,594,554

See Notes to Financial Statements

16

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $261,906,311.

Transactions in securities of affiliates for the period ended March 31, 2025 were as follows:

	Value 9/30/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Dividend Income
Bio-Rad Laboratories, Inc.	$416,768,239	$114,432,630	$(305,419,379)	$(44,967,413)	$(50,020,409)	$–(a)	$–

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$13,444,374,237	$—	$—	$13,444,374,237
Money Market Fund	6,285	—	—	6,285
Total Investments	$13,444,380,522	$—	$—	$13,444,380,522

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

17

VANECK MORNINGSTAR WIDE MOAT GROWTH ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Capital Goods: 11.3%
A.O. Smith Corp.	185	$12,092
Allegion Plc	179	23,352
General Electric Co.	77	15,412
IDEX Corp.	87	15,744
Otis Worldwide Corp.	133	13,726
		80,326
Commercial & Professional Services: 7.6%
Equifax, Inc.	80	19,485
TransUnion	396	32,864
		52,349
Consumer Discretionary Distribution & Retail: 2.9%
Amazon.com, Inc. *	79	15,031
Etsy, Inc. *	119	5,614
		20,645
Consumer Services: 3.4%
Yum! Brands, Inc.	154	24,233
Financial Services: 5.2%
MarketAxess Holdings, Inc.	167	36,130
Food, Beverage & Tobacco: 5.4%
Brown-Forman Corp.	475	16,122
Constellation Brands, Inc.	80	14,682
Hershey Co.	43	7,354
		38,158
Health Care Equipment & Services: 7.0%
GE HealthCare Technologies, Inc.	159	12,833
Veeva Systems, Inc. *	157	36,366
		49,199
Household & Personal Products: 3.4%
Clorox Co.	50	7,363
Estee Lauder Cos, Inc.	262	17,292
		24,655
Materials: 2.4%
Corteva, Inc.	269	16,928
	Number of Shares	Value
Media & Entertainment: 6.0%
Alphabet, Inc.	119	$18,402
Meta Platforms, Inc.	25	14,409
Walt Disney Co.	103	10,166
		42,977
Pharmaceuticals, Biotechnology & Life Sciences: 8.6%
Agilent Technologies, Inc.	162	18,951
Bio-Rad Laboratories, Inc. *	38	9,255
Merck & Co., Inc.	77	6,912
Thermo Fisher Scientific, Inc.	12	5,971
West Pharmaceutical Services, Inc.	87	19,478
		60,567
Semiconductors & Semiconductor Equipment: 12.4%
Applied Materials, Inc.	71	10,304
Lam Research Corp.	89	6,470
Microchip Technology, Inc.	118	5,712
Monolithic Power Systems, Inc.	60	34,799
Teradyne, Inc.	357	29,488
		86,773
Software & Services: 24.4%
Adobe, Inc. *	43	16,492
Autodesk, Inc. *	63	16,493
Cadence Design Systems, Inc. *	66	16,786
Manhattan Associates, Inc. *	95	16,439
Microsoft Corp.	88	33,034
Oracle Corp.	63	8,808
Salesforce, Inc.	55	14,760
Synopsys, Inc. *	37	15,867
Tyler Technologies, Inc. *	33	19,186
Workday, Inc. *	65	15,179
		173,044
Total Common Stocks (Cost: $715,108)		705,984
Total Investments: 100.0% (Cost: $715,108)		705,984
Other assets less liabilities: 0.0%		346
NET ASSETS: 100.0%		$706,330

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$705,984	$—	$—	$705,984

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

18

VANECK MORNINGSTAR WIDE MOAT VALUE ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.3%
US Bancorp	2,577	$108,801
Capital Goods: 18.0%
Allegion Plc	591	77,102
Boeing Co. *	1,310	223,421
Caterpillar, Inc.	237	78,163
Huntington Ingalls Industries, Inc.	1,136	231,789
Masco Corp.	1,757	122,182
Northrop Grumman Corp.	237	121,346
		854,003
Consumer Discretionary Distribution & Retail: 1.6%
Etsy, Inc. *	1,582	74,639
Consumer Durables & Apparel: 3.8%
NIKE, Inc.	2,846	180,664
Financial Services: 2.4%
Charles Schwab Corp.	1,447	113,271
Food, Beverage & Tobacco: 13.9%
Altria Group, Inc.	1,994	119,680
Brown-Forman Corp.	2,847	96,627
Constellation Brands, Inc.	560	102,771
Mondelez International, Inc.	1,794	121,723
The Campbell’s Co.	5,396	215,408
		656,209
Health Care Equipment & Services: 7.8%
GE HealthCare Technologies, Inc.	1,687	136,158
Zimmer Biomet Holdings, Inc.	2,079	235,301
		371,459
Household & Personal Products: 4.5%
Estee Lauder Cos, Inc.	1,461	96,426
Kenvue, Inc.	4,968	119,133
		215,559
	Number of Shares	Value
Materials: 7.0%
Corteva, Inc.	2,084	$131,146
International Flavors & Fragrances, Inc.	2,590	201,010
		332,156
Media & Entertainment: 4.6%
Alphabet, Inc.	483	74,691
Walt Disney Co.	1,417	139,858
		214,549
Pharmaceuticals, Biotechnology & Life Sciences: 21.5%
Agilent Technologies, Inc.	380	44,452
Bio-Rad Laboratories, Inc. *	123	29,958
Bristol-Myers Squibb Co.	1,968	120,028
Danaher Corp.	986	202,130
Gilead Sciences, Inc.	1,178	131,995
Merck & Co., Inc.	706	63,371
Pfizer, Inc.	8,522	215,947
Thermo Fisher Scientific, Inc.	283	140,821
West Pharmaceutical Services, Inc.	307	68,731
		1,017,433
Semiconductors & Semiconductor Equipment: 8.0%
Applied Materials, Inc.	496	71,980
Lam Research Corp.	796	57,869
Microchip Technology, Inc.	1,164	56,349
NXP Semiconductors NV	1,022	194,241
		380,439
Software & Services: 2.3%
Adobe, Inc. *	183	70,186
Oracle Corp.	282	39,426
		109,612
Transportation: 2.2%
United Parcel Service, Inc.	932	102,511
Total Common Stocks (Cost: $4,985,751)		4,731,305
Total Investments: 99.9% (Cost: $4,985,751)		4,731,305
Other assets less liabilities: 0.1%		2,728
NET ASSETS: 100.0%		$4,734,033

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$4,731,305	$—	$—	$4,731,305

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

19

VANECK REAL ASSETS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.5%(a)
Energy Select Sector SPDR Fund †	133,846	$12,507,909
Global X US Infrastructure Development ETF †	198,857	7,502,875
Invesco Water Resources ETF †	19,154	1,235,816
iShares Gold Trust	6,194	365,198
iShares Residential and Multisector Real Estate ETF †	82,975	7,170,700
Materials Select Sector SPDR Fund †	105,889	9,104,336
SPDR Gold MiniShares Trust	5,936	367,379
VanEck Commodity Strategy ETF ‡	451,168	23,014,080
VanEck Energy Income ETF ‡	131,369	13,133,865
VanEck Gold Miners ETF ‡	31,158	1,432,333
VanEck Merk Gold ETF	870,955	26,250,584
	Number of Shares	Value
VanEck Uranium and Nuclear ETF † ‡	34,636	$2,537,780
Total Exchange Traded Funds (Cost: $89,762,546)		104,622,855

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.1%
Money Market Fund: 8.1% (Cost: $8,551,549)
State Street Navigator Securities Lending Government Money Market Portfolio	8,551,549	8,551,549
Total Investments: 107.6% (Cost: $98,314,095)		113,174,404
Liabilities in excess of other assets: (7.6)%		(8,133,131)
NET ASSETS: 100.0%		$105,041,273

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $14,214,536.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended March 31, 2025 were as follows:

	Value 9/30/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Dividend Income
VanEck Agribusiness ETF	$774,279	$555,173	$(1,239,870)	$(316,715)	$227,133	$–	$35,062
VanEck Commodity Strategy ETF	15,739,444	7,448,756	(1,471,662)	35,936	1,261,606	23,014,080	695,849
VanEck Energy Income ETF	9,601,795	4,188,568	(2,718,340)	438,177	1,623,665	13,133,865	145,679
VanEck Gold Miners ETF	1,075,658	433,844	(302,121)	36,095	188,857	1,432,333	13,237
VanEck Steel ETF	1,359,810	777,155	(1,894,240)	(172,505)	(70,220)	—	55,969
VanEck Uranium and Nuclear ETF	1,595,471	1,524,628	(190,819)	22,310	(413,810)	2,537,780	16,029
Total	$30,146,457	$14,928,124	$(7,817,052)	$43,298	$2,817,231	$40,118,058	$961,825

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$104,622,855	$—	$—	$104,622,855
Money Market Fund	8,551,549	—	—	8,551,549
Total Investments	$113,174,404	$—	$—	$113,174,404

See Notes to Financial Statements

20

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 8.0%
Ford Motor Co.	31,701	$317,961
Lucid Group, Inc. *	461,979	1,117,989
Rivian Automotive, Inc. * †	67,938	845,828
Tesla, Inc. *	5,872	1,521,788
		3,803,566
Banks: 2.4%
Bank of America Corp.	4,602	192,041
JPMorgan Chase & Co.	2,784	682,915
NU Holdings Ltd. *	26,506	271,421
		1,146,377
Capital Goods: 3.7%
Boeing Co. *	1,927	328,650
Lockheed Martin Corp.	323	144,287
Rocket Lab USA, Inc. * †	73,709	1,317,917
		1,790,854
Consumer Discretionary Distribution & Retail: 7.5%
Amazon.com, Inc. *	7,288	1,386,615
Carvana Co. *	2,951	616,995
GameStop Corp. *	64,379	1,436,939
MercadoLibre, Inc. *	80	156,070
		3,596,619
Consumer Durables & Apparel: 1.3%
NIKE, Inc.	10,048	637,847
Consumer Services: 3.1%
Carnival Corp. *	8,730	170,497
Cava Group, Inc. *	2,117	182,930
DraftKings, Inc. *	14,113	468,693
Dutch Bros, Inc. *	3,398	209,793
McDonald’s Corp.	511	159,621
Starbucks Corp.	3,026	296,820
		1,488,354
Consumer Staples Distribution & Retail: 3.2%
Costco Wholesale Corp.	410	387,770
Target Corp.	2,314	241,489
Walgreens Boots Alliance, Inc.	29,399	328,387
Walmart, Inc.	6,069	532,797
		1,490,443
Energy: 0.9%
Occidental Petroleum Corp.	4,534	223,798
Permian Resources Corp.	15,355	212,667
		436,465
Financial Services: 10.2%
Coinbase Global, Inc. *	7,961	1,371,123
PayPal Holdings, Inc. *	6,919	451,465
Robinhood Markets, Inc. *	39,232	1,632,837
SoFi Technologies, Inc. * †	124,067	1,442,899
		4,898,324
Food, Beverage & Tobacco: 4.7%
Celsius Holdings, Inc. * †	53,065	1,890,176
Philip Morris International, Inc.	1,413	224,285
The Coca-Cola Co.	2,211	158,352
		2,272,813
	Number of Shares	Value
Health Care Equipment & Services: 3.7%
Hims & Hers Health, Inc. *	44,804	$1,323,958
UnitedHealth Group, Inc.	839	439,426
		1,763,384
Media & Entertainment: 10.5%
Alphabet, Inc.	8,288	1,281,656
Meta Platforms, Inc.	2,392	1,378,653
Netflix, Inc. *	295	275,096
Reddit, Inc. *	3,898	408,900
Roblox Corp. *	2,532	147,590
Roku, Inc. *	3,044	214,419
Snap, Inc. *	29,138	253,792
Trade Desk, Inc. *	15,029	822,387
Walt Disney Co.	2,304	227,405
		5,009,898
Pharmaceuticals, Biotechnology & Life Sciences: 1.5%
Eli Lilly & Co.	175	144,534
Moderna, Inc. *	10,931	309,894
Pfizer, Inc.	11,939	302,534
		756,962
Semiconductors & Semiconductor Equipment: 10.9%
Advanced Micro Devices, Inc. *	14,404	1,479,867
Broadcom, Inc.	3,829	641,089
Intel Corp.	59,625	1,354,084
Marvell Technology, Inc.	3,505	215,803
Micron Technology, Inc.	2,936	255,109
NVIDIA Corp.	12,226	1,325,054
		5,271,006
Software & Services: 14.2%
Adobe, Inc. *	482	184,861
AppLovin Corp. *	2,271	601,747
Cloudflare, Inc. *	2,216	249,721
Crowdstrike Holdings, Inc. *	754	265,845
Datadog, Inc. *	1,922	190,682
Microsoft Corp.	3,069	1,152,072
MicroStrategy, Inc. *	5,368	1,547,434
MongoDB, Inc. *	885	155,229
Oracle Corp.	1,258	175,881
Palantir Technologies, Inc. *	17,749	1,498,016
Snowflake, Inc. *	2,506	366,277
Unity Software, Inc. * †	20,198	395,679
		6,783,444
Technology Hardware & Equipment: 7.1%
Apple, Inc.	6,740	1,497,156
Dell Technologies, Inc.	2,092	190,686
IonQ, Inc. *	21,610	476,933
Super Micro Computer, Inc. * †	36,160	1,238,118
		3,402,893
Telecommunication Services: 4.5%
AST SpaceMobile, Inc. * †	54,101	1,230,257
AT&T, Inc.	23,985	678,296
Verizon Communications, Inc.	4,848	219,905
		2,128,458

See Notes to Financial Statements

21

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Transportation: 2.7%
Grab Holdings Ltd. *	203,437	$921,570
Uber Technologies, Inc. *	5,418	394,755
		1,316,325
Total Common Stocks (Cost: $51,501,590)		47,994,032

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4% (Cost: $1,154,253)
State Street Navigator Securities Lending Government Money Market Portfolio	1,154,253	1,154,253
Total Investments: 102.5% (Cost: $52,655,843)		49,148,285
Liabilities in excess of other assets: (2.5)%		(1,175,433)
NET ASSETS: 100.0%		$47,972,852

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,664,432.

The summary of inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$47,994,032	$—	$—	$47,994,032
Money Market Fund	1,154,253	—	—	1,154,253
Total Investments	$49,148,285	$—	$—	$49,148,285

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (unaudited)

	Commodity Strategy ETF (a)	Durable High Dividend ETF	Long/Flat Trend ETF	Morningstar ESG Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$27,898,310	$47,383,048	$24,772,518	$6,007,270
Cash	253,104	119,825	103,996	3,045
Cash on deposit with broker for futures contracts	1,564,443	—	—	—
Receivables:
Investment securities sold	—	193,942	—	—
Due from Adviser	—	—	—	4,880
Dividends and interest	—	77,906	—	5,516
Prepaid expenses	—	—	410	303
Net variation margin on futures contracts	850,800	—	—	—
Other assets	—	—	441	24
Total assets	30,566,657	47,774,721	24,877,365	6,021,038
Liabilities:
Payables:
Due to Adviser	13,856	11,780	4,995	—
Deferred Trustee fees	—	624	1,523	31
Accrued expenses	—	—	23,597	21,666
Total liabilities	13,856	12,404	30,115	21,697
NET ASSETS	$30,552,801	$47,762,317	$24,847,250	$5,999,341
Shares outstanding	600,000	1,400,000	525,000	225,000
Net asset value, redemption and offering price per share	$50.92	$34.12	$47.33	$26.66
Net Assets consist of:
Aggregate paid in capital	$28,280,552	$63,694,333	$27,774,690	$6,323,103
Total distributable earnings (loss)	2,272,249	(15,932,016)	(2,927,440)	(323,762)
NET ASSETS	$30,552,801	$47,762,317	$24,847,250	$5,999,341
(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$99,328
(2) Cost of investments - Unaffiliated issuers	$27,898,347	$47,156,749	$20,372,071	$5,967,000

(a) Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (unaudited)

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF	Morningstar Wide Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$15,614,495	$167,729,179	$416,211,329	$13,444,374,237
Short-term investments held as collateral for securities loaned (3)	—	3,644,277	—	6,285
Cash	—	511	341,405	1,763,289
Cash denominated in foreign currency, at value (4)	15,301	182,527	—	—
Receivables:
Investment securities sold	—	—	—	4,396,558
Shares of beneficial interest sold	—	—	2,460,597	—
Due from Adviser	2,122	—	—	—
Dividends and interest	37,802	609,321	293,382	20,001,385
Prepaid expenses	361	1,751	14,912	246,199
Other assets	131	1,536	990	109,511
Total assets	15,670,212	172,169,102	419,322,615	13,470,897,464
Liabilities:
Payables:
Investment securities purchased	—	—	2,462,302	—
Shares of beneficial interest redeemed.	—	—	—	4,398,867
Collateral for securities loaned	—	3,644,277	—	6,285
Line of credit	30,060	1,119,693	—	—
Due to Adviser	—	52,621	164,392	5,386,886
Due to custodian	2,442	—	—	—
Deferred Trustee fees	387	3,463	990	225,095
Accrued expenses	41,311	26,285	30,203	285,777
Total liabilities	74,200	4,846,339	2,657,887	10,302,910
NET ASSETS	$15,596,012	$167,322,763	$416,664,728	$13,460,594,554
Shares outstanding	400,000	5,050,000	12,700,000	153,000,000
Net asset value, redemption and offering price per share	$38.99	$33.13	$32.81	$87.98
Net Assets consist of:
Aggregate paid in capital	$13,121,887	$177,478,718	$440,583,956	$15,103,712,302
Total distributable earnings (loss)	2,474,125	(10,155,955)	(23,919,228)	(1,643,117,748)
NET ASSETS	$15,596,012	$167,322,763	$416,664,728	$13,460,594,554
(1) Includes Investment in securities on loan, at market value	$299,137	$10,972,977	$—	$261,906,311
(2) Cost of investments - Unaffiliated issuers	$14,156,439	$156,552,745	$425,837,102	$14,192,718,059
(3) Cost of short-term investments held as collateral for securities loaned	$—	$3,644,277	$—	$6,285
(4) Cost of cash denominated in foreign currency	$15,341	$182,950	$—	$—

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2025 (unaudited)

	Morningstar Wide Moat Growth ETF	Morningstar Wide Moat Value ETF	Real Assets ETF (a)	Social Sentiment ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$705,984	$4,731,305	$64,504,797	$47,994,032
Affiliated issuers (3)	—	—	40,118,058	—
Short-term investments held as collateral for securities loaned (4)	—	—	8,551,549	1,154,253
Cash	11,989	7,248	462,929	2,447
Receivables:
Due from Adviser	4,469	2,848	—	—
Dividends and interest	342	9,171	14,250	8,950
Prepaid expenses	268	268	939	—
Other assets	—	—	531	—
Total assets	723,052	4,750,840	113,653,053	49,159,682
Liabilities:
Payables:
Collateral for securities loaned	—	—	8,551,549	1,154,253
Due to Adviser	—	—	26,528	32,577
Deferred Trustee fees	—	—	1,214	—
Accrued expenses	16,722	16,807	32,489	—
Total liabilities	16,722	16,807	8,611,780	1,186,830
NET ASSETS	$706,330	$4,734,033	$105,041,273	$47,972,852
Shares outstanding	25,000	150,000	3,450,000	2,150,000
Net asset value, redemption and offering price per share	$28.25	$31.56	$30.45	$22.31
Net Assets consist of:
Aggregate paid in capital	$798,193	$4,876,382	$113,895,350	$162,246,278
Total distributable loss	(91,863)	(142,349)	(8,854,077)	(114,273,426)
NET ASSETS	$706,330	$4,734,033	$105,041,273	$47,972,852
(1) Includes Investment in securities on loan, at market value	$—	$—	$14,214,536	$6,664,432
(2) Cost of investments - Unaffiliated issuers	$715,108	$4,985,751	$53,477,481	$51,501,590
(3) Cost of investments - Affiliated issuers	$—	$—	$36,285,065	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$—	$8,551,549	$1,154,253

(a) Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2025 (unaudited)

	Commodity Strategy ETF (a)	Durable High Dividend ETF	Long/Flat Trend ETF	Morningstar ESG Moat ETF
Income:
Dividends	$—	$900,405	$175,671	$49,543
Interest	597,937	948	891	818
Securities lending income	—	91	1,953	12
Net foreign taxes withheld	—	—	—	(57)
Total income	597,937	901,444	178,515	50,316
Expenses:
Management fees	73,995	70,120	65,947	14,454
Professional fees	—	—	16,714	19,889
Custody and accounting fees	—	—	11,474	12,419
Reports to shareholders	—	—	5,609	5,033
Trustees’ fees and expenses	—	—	359	62
Exchange listing fees	—	—	3,380	3,480
Insurance	—	—	523	537
Interest	—	1,763	—	77
Taxes	—	185	—	185
Other	—	—	195	651
Total expenses	73,995	72,068	104,201	56,787
Expenses assumed by the Adviser	—	—	(31,660)	(40,786)
Net expenses	73,995	72,068	72,541	16,001
Net investment income	523,942	829,376	105,974	34,315

Net realized gain (loss) on:
Investments	240	(1,084,436)	15,191	(26,286)
In-kind redemptions	—	2,094,009	556,234	417,424
Futures contracts	1,851,141	—	—	—
Net realized gain	1,851,381	1,009,573	571,425	391,138

Net change in unrealized appreciation (depreciation) on:
Investments	(6,552)	(2,044,148)	(1,224,627)	(864,294)
Futures contracts	319,681	—	—	—
Net change in unrealized appreciation (depreciation)	313,129	(2,044,148)	(1,224,627)	(864,294)
Net increase (decrease) in net assets resulting from operations	$2,688,452	$(205,199)	$(547,228)	$(438,841)

(a) Consolidated Statement of Operations

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2025 (unaudited)

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF	Morningstar Wide Moat ETF
Income:
Dividends	$146,968	$1,594,613	$3,393,749	$140,560,353
Interest	445	1,966	7,413	230,984
Securities lending income	272	21,432	—	81,028
Net foreign taxes withheld	(5,886)	(119,134)	—	(372,040)
Total income	141,799	1,498,877	3,401,162	140,500,325
Expenses:
Management fees	34,918	458,876	909,391	34,465,368
Professional fees	19,623	32,487	20,977	18,617
Custody and accounting fees	22,910	40,051	16,337	72,554
Reports to shareholders	6,929	14,423	19,033	308,562
Trustees’ fees and expenses	272	2,361	3,332	145,875
Registration fees	—	—	7,732	121,002
Exchange listing fees	1,989	1,989	2,983	1,989
Insurance	531	2,643	3,341	41,208
Interest	207	27,048	1,920	8,645
Taxes	185	185	185	185
Other	5,529	2,904	1,351	52,257
Total expenses	93,093	582,967	986,582	35,236,262
Expenses assumed by the Adviser	(52,352)	(41,793)	—	—
Net expenses	40,741	541,174	986,582	35,236,262
Net investment income	101,058	957,703	2,414,580	105,264,063

Net realized gain (loss) on:
Investments - unaffiliated issuers	994,153	(1,344,955)	(24,021,687)	(178,991,763)
Investments - affiliated issuers	—	—	—	(46,993,358)
In-kind redemptions	—	5,032,229	35,643,201	1,046,452,711
In-kind redemptions - affiliated issuers	—	—	—	2,025,945
Foreign currency transactions and foreign denominated assets and liabilities	268	(11,026)	—	—
Net realized gain	994,421	3,676,248	11,621,514	822,493,535

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(991,112)	(12,458,572)	(38,596,054)	(2,095,643,524)
Investments - affiliated issuers	—	—	—	(50,020,409)
Foreign currency translations and foreign denominated assets and liabilities	(674)	(15,256)	—	—
Net change in unrealized appreciation (depreciation)	(991,786)	(12,473,828)	(38,596,054)	(2,145,663,933)
Net increase (decrease) in net assets resulting from operations	$103,693	$(7,839,877)	$(24,559,960)	$(1,217,906,335)

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2025 (unaudited)

	Morningstar Wide Moat Growth ETF	Morningstar Wide Moat Value ETF	Real Assets ETF (a)	Social Sentiment ETF
Income:
Dividends - unaffiliated issuers	$3,281	$59,899	$364,562	$135,671
Dividends - affiliated issuers	—	—	961,825	—
Interest	620	442	7,761	4,939
Securities lending income	—	—	56,958	9,836
Net foreign taxes withheld	—	(218)	—	—
Total income	3,901	60,123	1,391,106	150,446
Expenses:
Management fees	1,761	11,090	234,238	216,783
Professional fees	13,958	13,958	18,324	—
Custody and accounting fees	11,550	11,825	12,488	—
Reports to shareholders	1,703	1,698	10,038	—
Trustees’ fees and expenses	144	162	747	—
Registration fees	112	719	—	—
Exchange listing fees	3,446	3,446	3,977	—
Insurance	536	536	1,518	—
Interest	—	52	69	6,387
Taxes	185	185	—	185
Other	333	336	873	—
Total expenses	33,728	44,007	282,272	223,355
Waiver of management fees	—	—	(95,490)	—
Expenses assumed by the Adviser	(31,625)	(31,695)	—	—
Net expenses	2,103	12,312	186,782	223,355
Net investment income (loss)	1,798	47,811	1,204,324	(72,909)

Net realized gain (loss) on:
Investments - unaffiliated issuers	(99,938)	(94,689)	99,379	(7,317,725)
Investments - affiliated issuers	—	—	(334,448)	—
In-kind redemptions - unaffiliated issuers	42,490	195,706	310,969	15,372,655
In-kind redemptions - affiliated issuers	—	—	377,746	—
Net realized gain (loss)	(57,448)	101,017	453,646	8,054,930

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(17,999)	(393,204)	2,387,305	(5,688,375)
Investments - affiliated issuers	—	—	2,817,231	—
Net change in unrealized appreciation (depreciation)	(17,999)	(393,204)	5,204,536	(5,688,375)
Net increase (decrease) in net assets resulting from operations	$(73,649)	$(244,376)	$6,862,506	$2,293,646

(a) Consolidated Statement of Operations

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commodity Strategy ETF (a)		Durable High Dividend ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$523,942	$1,189,938	$829,376	$1,857,549
Net realized gain (loss)	1,851,381	(1,941,602)	1,009,573	2,632,684
Net change in unrealized appreciation (depreciation)	313,129	(288,326)	(2,044,148)	4,781,705
Net increase (decrease) in net assets resulting from operations	2,688,452	(1,039,990)	(205,199)	9,271,938
Distributions to shareholders from:
Distributable earnings	(850,000)	(1,774,980)	(917,590)	(2,234,105)

Share transactions*:
Proceeds from sale of shares	4,690,274	5,004,117	15,336,346	28,880,844
Cost of shares redeemed	—	(4,620,033)	(18,608,335)	(69,306,807)
Net increase (decrease) in net assets resulting from share transactions	4,690,274	384,084	(3,271,989)	(40,425,963)
Total increase (decrease) in net assets	6,528,726	(2,430,886)	(4,394,778)	(33,388,130)
Net Assets, beginning of period	24,024,075	26,454,961	52,157,095	85,545,225
Net Assets, end of period	$30,552,801	$24,024,075	$47,762,317	$52,157,095
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	100,000	450,000	875,000
Shares redeemed	—	(100,000)	(550,000)	(2,200,000)
Net increase (decrease)	100,000	—	(100,000)	(1,325,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Flat Trend ETF		Morningstar ESG Moat ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$105,974	$274,877	$34,315	$60,960
Net realized gain	571,425	3,056,441	391,138	327,971
Net change in unrealized appreciation (depreciation)	(1,224,627)	4,869,434	(864,294)	986,232
Net increase (decrease) in net assets resulting from operations	(547,228)	8,200,752	(438,841)	1,375,163
Distributions to shareholders from:
Distributable earnings	(199,980)	(375,000)	(60,008)	(65,003)

Share transactions*:
Proceeds from sale of shares	1,254,251	44,765,651	1,424,494	1,928,769
Cost of shares redeemed	(2,469,321)	(50,210,843)	(1,440,230)	(3,073,893)
Net decrease in net assets resulting from share transactions	(1,215,070)	(5,445,192)	(15,736)	(1,145,124)
Total increase (decrease) in net assets	(1,962,278)	2,380,560	(514,585)	165,036
Net Assets, beginning of period	26,809,528	24,428,968	6,513,926	6,348,890
Net Assets, end of period	$24,847,250	$26,809,528	$5,999,341	$6,513,926
*Shares of Common Stock Issued (no par value)
Shares sold	25,000	1,200,000	50,000	75,000
Shares redeemed	(50,000)	(1,300,000)	(50,000)	(125,000)
Net decrease	(25,000)	(100,000)	—	(50,000)

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Global Wide Moat ETF		Morningstar International Moat ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$101,058	$291,911	$957,703	$6,753,483
Net realized gain	994,421	1,341,913	3,676,248	473,633
Net change in unrealized appreciation (depreciation)	(991,786)	2,487,363	(12,473,828)	35,620,282
Net increase (decrease) in net assets resulting from operations	103,693	4,121,187	(7,839,877)	42,847,398
Distributions to shareholders from:
Distributable earnings	(811,720)	(325,000)	(7,250,000)	(5,575,320)

Share transactions*:
Proceeds from sale of shares	—	—	10,367,185	2,953,035
Cost of shares redeemed	—	(5,205,153)	(68,772,836)	(30,764,298)
Net decrease in net assets resulting from share transactions	—	(5,205,153)	(58,405,651)	(27,811,263)
Total increase (decrease) in net assets	(708,027)	(1,408,966)	(73,495,528)	9,460,815
Net Assets, beginning of period	16,304,039	17,713,005	240,818,291	231,357,476
Net Assets, end of period	$15,596,012	$16,304,039	$167,322,763	$240,818,291
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	300,000	100,000
Shares redeemed	—	(150,000)	(2,100,000)	(1,000,000)
Net decrease	—	(150,000)	(1,800,000)	(900,000)

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar SMID Moat ETF		Morningstar Wide Moat ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$2,414,580	$3,898,130	$105,264,063	$196,819,289
Net realized gain	11,621,514	19,213,342	822,493,535	1,549,278,893
Net change in unrealized appreciation (depreciation)	(38,596,054)	35,773,737	(2,145,663,933)	1,761,407,557
Net increase (decrease) in net assets resulting from operations	(24,559,960)	58,885,209	(1,217,906,335)	3,507,505,739
Distributions to shareholders from:
Distributable earnings	(4,500,405)	(1,500,150)	(207,996,750)	(112,006,875)

Share transactions*:
Proceeds from sale of shares	241,545,589	380,280,893	4,773,489,017	10,604,116,455
Cost of shares redeemed	(177,279,100)	(242,376,141)	(6,058,094,530)	(8,446,106,765)
Net increase (decrease) in net assets resulting from share transactions	64,266,489	137,904,752	(1,284,605,513)	2,158,009,690
Total increase (decrease) in net assets	35,206,124	195,289,811	(2,710,508,598)	5,553,508,554
Net Assets, beginning of period	381,458,604	186,168,793	16,171,103,152	10,617,594,598
Net Assets, end of period	$416,664,728	$381,458,604	$13,460,594,554	$16,171,103,152
*Shares of Common Stock Issued (no par value)
Shares sold	6,925,000	11,850,000	51,600,000	121,650,000
Shares redeemed	(5,125,000)	(7,500,000)	(65,350,000)	(94,950,000)
Net increase (decrease)	1,800,000	4,350,000	(13,750,000)	26,700,000

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat Growth ETF		Morningstar Wide Moat Value ETF
	Six Months Ended March 31, 2025 (unaudited)	Period Ended September 30, 2024(a)	Six Months Ended March 31, 2025 (unaudited)	Period Ended September 30, 2024(a)
Operations:
Net investment income	$1,798	$1,426	$47,811	$19,814
Net realized gain (loss)	(57,448)	23,427	101,017	22,657
Net change in unrealized appreciation (depreciation)	(17,999)	8,875	(393,204)	138,758
Net increase (decrease) in net assets resulting from operations	(73,649)	33,728	(244,376)	181,229
Distributions to shareholders from:
Distributable earnings	(2,600)	—	(46,995)	—

Share transactions*:
Proceeds from sale of shares	1,496,801	1,520,040	1,616,133	5,668,090
Cost of shares redeemed	(1,500,125)	(767,865)	(1,616,110)	(823,938)
Net increase (decrease) in net assets resulting from share transactions	(3,324)	752,175	23	4,844,152
Total increase (decrease) in net assets	(79,573)	785,903	(291,348)	5,025,381
Net Assets, beginning of period	785,903	—	5,025,381	—
Net Assets, end of period	$706,330	$785,903	$4,734,033	$5,025,381
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	50,000	50,000	175,000
Shares redeemed	(50,000)	(25,000)	(50,000)	(25,000)
Net increase	—	25,000	—	150,000

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Real Assets ETF (a)		Social Sentiment ETF
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
Operations:
Net investment income (loss)	$1,204,324	$3,475,350	$(72,909)	$405,552
Net realized gain (loss)	453,646	(2,265,242)	8,054,930	17,005,042
Net change in unrealized appreciation (depreciation)	5,204,536	12,678,630	(5,688,375)	2,562,248
Net increase in net assets resulting from operations	6,862,506	13,888,738	2,293,646	19,972,842
Distributions to shareholders from:
Distributable earnings	(1,700,055)	(4,000,118)	(280,350)	(324,950)

Share transactions*:
Proceeds from sale of shares	28,380,772	26,371,413	66,895,187	120,123,862
Cost of shares redeemed	(5,930,411)	(49,483,711)	(76,349,151)	(139,443,171)
Net increase (decrease) in net assets resulting from share transactions	22,450,361	(23,112,298)	(9,453,964)	(19,319,309)
Total increase (decrease) in net assets	27,612,812	(13,223,678)	(7,440,668)	328,583
Net Assets, beginning of period	77,428,461	90,652,139	55,413,520	55,084,937
Net Assets, end of period	$105,041,273	$77,428,461	$47,972,852	$55,413,520
*Shares of Common Stock Issued (no par value)
Shares sold	975,000	1,025,000	2,650,000	6,100,000
Shares redeemed	(200,000)	(1,925,000)	(3,075,000)	(7,100,000)
Net increase (decrease)	775,000	(900,000)	(425,000)	(1,000,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Commodity Strategy ETF(a)

	Six Months Ended March 31, 2025 (unaudited)		Year Ended September 30, 2024	Period Ended September 30, 2023 (b)

Net asset value, beginning of period	$48.05		$52.91	$50.00
Net investment income (c)	0.95		2.33	1.69
Net realized and unrealized gain (loss) on investments	3.62		(4.23)	1.22
Total from investment operations	4.57		(1.90)	2.91
Distributions from:
Net investment income	(1.70)		(2.96)	—
Net asset value, end of period	$50.92		$48.05	$52.91
Total return (d)	9.82%		(3.41)%	5.82%

Ratios to average net assets
Expenses	0.55	%(e)	0.55%	0.55	%(e)
Net investment income	3.89	%(e)	4.78%	4.36	%(e)
Supplemental data
Net assets, end of period (in millions)	$31		$24	$26
Portfolio turnover rate (f)	—%		—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period December 21, 2022 (commencement of operations) through September 30, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Durable High Dividend ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$34.77		$30.28	$27.72	$30.59	$26.78	$28.24
Net investment income (a)	0.58		0.98	1.07	0.99	1.01	0.92
Net realized and unrealized gain (loss) on investments	(0.59)		4.56	2.50	(2.90)	3.71	(1.28)
Total from investment operations	(0.01)		5.54	3.57	(1.91)	4.72	(0.36)
Distributions from:
Net investment income	(0.64)		(1.05)	(1.01)	(0.96)	(0.91)	(0.90)
Net realized capital gains	—		—	—	—	—	(0.20)
Total distributions	(0.64)		(1.05)	(1.01)	(0.96)	(0.91)	(1.10)
Net asset value, end of period	$34.12		$34.77	$30.28	$27.72	$30.59	$26.78
Total return (b)	0.01%		18.79%	12.91%	(6.58)%	17.89%	(1.26)%

Ratios to average net assets
Gross expenses (c)	0.30	%(d)	0.30%	0.30%	0.29%	0.53%	0.73%
Net expenses (c)	0.30	%(d)	0.30%	0.30%	0.29%	0.29%	0.29%
Net expenses excluding interest and taxes (c)	0.29	%(d)	0.29%	0.29%	0.29%	N/A	N/A
Net investment income	3.43	%(d)	3.13%	3.42%	3.19%	3.38%	3.44%
Supplemental data
Net assets, end of period (in millions)	$48		$52	$86	$73	$51	$33
Portfolio turnover rate (e)	31%		62%	61%	50%	50%	67%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$48.74		$37.58	$33.58	$39.96	$31.55	$28.02
Net investment income (a)	0.20		0.45	0.51	0.24	0.34	0.40
Net realized and unrealized gain (loss) on investments	(1.25)		11.34	3.90	(6.46)	8.78	3.56 (b)
Total from investment operations	(1.05)		11.79	4.41	(6.22)	9.12	3.96
Distributions from:
Net investment income	(0.36)		(0.63)	(0.41)	(0.16)	(0.71)	(0.43)
Net asset value, end of period	$47.33		$48.74	$37.58	$33.58	$39.96	$31.55
Total return (c)	(2.20)%		31.72%	13.27%	(15.67)%	29.29%	14.22%

Ratios to average net assets
Gross expenses (d)	0.79	%(e)	0.84%	0.90%	0.72%	0.82%	0.76%
Net expenses (d)	0.55	%(e)	0.61%	0.66%	0.59%	0.55%	0.55%
Net expenses excluding interest and taxes (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (d)	0.80	%(e)	1.06%	1.41%	0.60%	0.91%	1.38%
Supplemental data
Net assets, end of period (in millions)	$25		$27	$24	$34	$41	$32
Portfolio turnover rate (f)	—%		1%	115%	243%	1%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar ESG Moat ETF

	Six Months Ended March 31, 2025		Year Ended September 30,		Period Ended September 30,
	(unaudited)		2024	2023	2022 (a)

Net asset value, beginning of period	$28.95		$23.09	$19.93	$25.05
Net investment income (b)	0.15		0.26	0.29	0.25
Net realized and unrealized gain (loss) on investments	(2.17)		5.89	3.08	(5.32)
Total from investment operations	(2.02)		6.15	3.37	(5.07)
Distributions from:
Net investment income	(0.27)		(0.29)	(0.21)	(0.05)
Net asset value, end of period	$26.66		$28.95	$23.09	$19.93
Total return (c)	(7.04)%		26.82%	16.97%	(20.30)%

Ratios to average net assets
Gross expenses	1.77	%(d)	1.86%	2.20%	4.24	%(d)
Net expenses	0.50	%(d)	0.50%	0.49%	0.49	%(d)
Net expenses excluding interest and taxes	0.49	%(d)	0.49%	0.49%	0.49	%(d)
Net investment income	1.07	%(d)	1.01%	1.25%	1.06	%(d)
Supplemental data
Net assets, end of period (in millions)	$6		$7	$6	$2
Portfolio turnover rate (e)	11%		33%	38%	44%

(a)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$40.76		$32.21	$29.24	$38.42	$32.17	$28.97
Net investment income (a)	0.25		0.63	0.65	0.63	0.54	0.46
Net realized and unrealized gain (loss) on investments	0.01		8.57	3.49	(7.60)	6.74	3.47
Total from investment operations	0.26		9.20	4.14	(6.97)	7.28	3.93
Distributions from:
Net investment income	(0.65)		(0.65)	(0.70)	(0.55)	(0.43)	(0.34)
Net realized capital gains	(1.38)		—	(0.47)	(1.66)	(0.60)	(0.39)
Total distributions	(2.03)		(0.65)	(1.17)	(2.21)	(1.03)	(0.73)
Net asset value, end of period	$38.99		$40.76	$32.21	$29.24	$38.42	$32.17
Total return (b)	0.93%		28.93%	14.14%	(19.41)%	22.99%	13.70%

Ratios to average net assets
Gross expenses	1.20	%(c)	1.15%	1.08%	0.96%	1.20%	2.04%
Net expenses	0.53	%(c)	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses excluding interest and taxes	0.52	%(c)	0.52%	0.52%	0.52%	N/A	N/A
Net investment income	1.30	%(c)	1.78%	1.94%	1.76%	1.44%	1.54%
Supplemental data
Net assets, end of period (in millions)	$16		$16	$18	$18	$19	$10
Portfolio turnover rate (d)	38%		78%	73%	67%	74%	68%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar International Moat ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$35.16		$29.85	$25.10	$33.54	$29.38	$30.57
Net investment income (a)	0.17		0.93	0.89	1.34	1.07	0.62
Net realized and unrealized gain (loss) on investments	(0.75)		5.11	4.81 (b)	(8.28)	3.81	(0.56)
Total from investment operations	(0.58)		6.04	5.70	(6.94)	4.88	0.06
Distributions from:
Net investment income	(1.45)		(0.73)	(0.95)	(1.50)	(0.72)	(1.25)
Net asset value, end of period	$33.13		$35.16	$29.85	$25.10	$33.54	$29.38
Total return (c)	(1.31)%		20.56%	22.82%	(21.65)%	16.64%	(0.14)%

Ratios to average net assets
Gross expenses	0.64	%(d)	0.61%	0.63%	0.67%	0.76%	0.76%
Net expenses	0.59	%(d)	0.58%	0.58%	0.58%	0.57%	0.58%
Net expenses excluding interest and taxes	0.56	%(d)	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	1.04	%(d)	2.99%	2.85%	4.32%	3.09%	2.10%
Supplemental data
Net assets, end of period (in millions)	$167		$241	$231	$67	$70	$51
Portfolio turnover rate (e)	68%		83%	87%	105%	110%	94%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar SMID Moat ETF

	Six Months Ended March 31, 2025 (unaudited)		Year Ended September 30, 2024	Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$35.00		$28.42	$26.02
Net investment income (b)	0.21		0.42	0.37
Net realized and unrealized gain (loss) on investments	(1.99)		6.37	2.09	(c)
Total from investment operations	(1.78)		6.79	2.46
Distributions from:
Net investment income	(0.41)		(0.21)	(0.06)
Net asset value, end of period	$32.81		$35.00	$28.42
Total return (d)	(5.16)%		23.93%	9.49%

Ratios to average net assets
Gross expenses	0.49	%(e)	0.50%	0.59	%(e)
Net expenses	0.49	%(e)	0.49%	0.49	%(e)
Net investment income	1.19	%(e)	1.33%	1.30	%(e)
Supplemental data
Net assets, end of period (in millions)	$417		$381	$186
Portfolio turnover rate (f)	40%		76%	76%

(a)	For the period October 5, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$96.98		$75.81	$59.98	$73.28	$54.63	$50.13
Net investment income (a)	0.64		1.22	0.78	0.85	0.96	0.92
Net realized and unrealized gain (loss) on investments	(8.37)		20.68	15.86	(13.33)	18.59	4.30
Total from investment operations	(7.73)		21.90	16.64	(12.48)	19.55	5.22
Distributions from:
Net investment income	(1.27)		(0.73)	(0.81)	(0.82)	(0.90)	(0.72)
Net asset value, end of period	$87.98		$96.98	$75.81	$59.98	$73.28	$54.63
Total return (b)	(8.06)%		29.02%	27.98%	(17.27)%	36.11%	10.40%

Ratios to average net assets
Expenses	0.46	%(c)	0.47%	0.47%	0.46%	0.46%	0.47%
Expenses excluding interest and taxes	0.46	%(c)	0.46%	0.46%	0.46%	N/A	N/A
Net investment income	1.37	%(c)	1.42%	1.06%	1.20%	1.40%	1.77%
Supplemental data
Net assets, end of period (in millions)	$13,461		$16,171	$10,618	$5,866	$6,599	$3,398
Portfolio turnover rate (d)	25%		55%	51%	51%	47%	48%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Growth ETF

	Six Months Ended March 31, 2025 (unaudited)		Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$31.44		$29.95
Net investment income (b)	0.07		0.06
Net realized and unrealized gain (loss) on investments	(3.16)		1.43
Total from investment operations	(3.09)		1.49
Distributions from:
Net investment income	(0.10)		—
Net asset value, end of period	$28.25		$31.44
Total return (c)	(9.83)%		4.96%

Ratios to average net assets
Gross expenses	8.62	%(d)	13.08	%(d)
Net expenses	0.54	%(d)	0.49	%(d)
Net expenses excluding interest and taxes	0.49	%(d)	0.49	%(d)
Net investment income	0.46	%(d)	0.38	%(d)
Supplemental data
Net assets, end of period (in millions)	$1		$1
Portfolio turnover rate (e)	24%		16%

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Value ETF

	Six Months Ended March 31, 2025 (unaudited)		Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$33.50		$29.99
Net investment income (b)	0.32		0.42
Net realized and unrealized gain (loss) on investments	(1.95)		3.09
Total from investment operations	(1.63)		3.51
Distributions from:
Net investment income	(0.31)		—
Net asset value, end of period	$31.56		$33.50
Total return (c)	(4.90)%		11.71%

Ratios to average net assets
Gross expenses	1.79	%(d)	6.72	%(d)
Net expenses	0.50	%(d)	0.49	%(d)
Net expenses excluding interest and taxes	0.49	%(d)	0.49	%(d)
Net investment income	1.94	%(d)	2.61	%(d)
Supplemental data
Net assets, end of period (in millions)	$5		$5
Portfolio turnover rate (e)	25%		48%

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Real Assets ETF(a)
	Six Months		Year Ended September 30,
	Ended March 31, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$28.95		$25.36	$22.79	$25.47	$20.15	$25.25
Net investment income (b)	0.38		1.06	0.37	0.92	0.14	0.45
Net realized and unrealized gain (loss) on investments	1.66		3.47	2.58	(1.44)	6.57	(4.94)
Total from investment operations	2.04		4.53	2.95	(0.52)	6.71	(4.49)
Distributions from:
Net investment income	(0.54)		(0.94)	(0.38)	(2.16)	(1.39)	(0.61)
Net asset value, end of period	$30.45		$28.95	$25.36	$22.79	$25.47	$20.15
Total return (c)	7.22%		18.35%	12.95%	(2.71)%	34.11%	(18.32)%

Ratios to average net assets
Gross expenses (d)	0.60	%(e)	0.64%	0.61%	0.63%	1.60%	1.12%
Net expenses (d)	0.40	%(e)	0.44%	0.42%	0.51%	0.56%	0.55%
Net expenses excluding interest and taxes (d)	0.40	%(e)	0.44%	0.42%	0.51%	0.55%	0.55%
Net investment income (d)	2.57	%(e)	4.01%	1.48%	3.56%	0.58%	1.97%
Supplemental data
Net assets, end of period (in millions)	$105		$77	$91	$131	$17	$9
Portfolio turnover rate (f)	8%		47%	70%	32%	76%	195%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

	Six Months Ended March 31, 2025		Year Ended September 30,					Period Ended September 30,
	(unaudited)		2024	2023		2022		2021 (a)

Net asset value, beginning of period	$21.52		$15.41	$12.74		$24.66		$25.00
Net investment income (loss) (b)	(0.03)		0.13	0.07		0.02		(0.03)
Net realized and unrealized gain (loss) on investments	0.94		6.08	2.65		(11.94)		(0.31	)(c)
Total from investment operations	0.91		6.21	2.72		(11.92)		(0.34)
Distributions from:
Net investment income	(0.12)		(0.10)	(0.05)		—		—
Net asset value, end of period	$22.31		$21.52	$15.41		$12.74		$24.66
Total return (d)	4.18%		40.39%	21.46%		(48.34)%		(1.38)%

Ratios to average net assets
Gross expenses	0.77	%(e)	0.76%	1.23	%(f)	1.16	%(f)	0.75	%(e)
Net expenses	0.77	%(e)	0.76%	0.75%		0.75%		0.75	%(e)
Net expenses excluding interest and taxes	0.75	%(e)	0.75%	0.75%		0.75%		N/A
Net investment income (loss)	(0.25	)%(e)	0.68%	0.47%		0.11%		(0.20	)%(e)
Supplemental data
Net assets, end of period (in millions)	$48		$55	$55		$58		$193
Portfolio turnover rate (g)	142%		230%	232%		263%		161%

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	The ratio presented reflects the Fund’s extraordinary legal expenses which were paid/reimbursed by the Adviser and/or paid from insurance proceeds during the year.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Commodity Strategy ETF	Non-Diversified
Durable High Dividend ETF	Diversified
Long/Flat Trend ETF	Diversified
Morningstar ESG Moat ETF	Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar SMID Moat ETF	Non-Diversified
Morningstar Wide Moat ETF	Diversified
Morningstar Wide Moat Growth ETF	Non-Diversified
Morningstar Wide Moat Value ETF	Non-Diversified
Real Assets ETF*	Diversified
Social Sentiment ETF	Diversified

*	Formerly known as Inflation Allocation ETF

Each Fund, except for Commodity Strategy ETF and Real Assets ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Durable High Dividend ETF	Morningstar® US Dividend Valuation IndexSM
Long/Flat Trend ETF	Ned Davis Research CMG US Large Cap Long/Flat Index
Morningstar ESG Moat ETF	Morningstar® US Sustainability Moat Focus IndexSM
Morningstar Global Wide Moat ETF	Morningstar® Global Wide Moat Focus IndexSM
Morningstar International Moat ETF*	Morningstar® Global Markets ex-US Wide Moat Focus IndexSM
Morningstar SMID Moat ETF	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Morningstar Wide Moat ETF	Morningstar® Wide Moat Focus IndexSM
Morningstar Wide Moat Growth ETF	Morningstar® US Broad Growth Wide Moat Focus IndexSM
Morningstar Wide Moat Value ETF	Morningstar® US Broad Value Wide Moat Focus IndexSM
Social Sentiment ETF	BUZZ NextGen AI US Sentiment Leaders Index

*	Effective December 20, 2024, Morningstar International Moat ETF index changed from Morningstar® Global ex-US Moat Focus IndexSM.

Using a proprietary, rules-based real asset allocation model, the Real Assets ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

The Commodity Strategy ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, in exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including ETPs that provide exposure to commodities and Cash and Fixed Income Investments. The Fund does not invest in commodities directly.

Van Eck Associates Corp. (“VEAC”) serves as the investment adviser for the Funds, except for Commodity Strategy ETF and Real Assets ETF. Van Eck Absolute Return Advisers Corp. (“VEARA”), a wholly owned

47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

subsidiary of VEAC, serves as the investment adviser to Commodity Strategy ETF, Real Assets ETF and their Subsidiaries. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among
48

other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Commodity Strategy ETF invests in U.S. Treasury securities and Commodity Instruments through the Commodity Strategy Subsidiary and the Real Assets ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (collectively, the “Subsidiaries”, each a wholly-owned “Subsidiary”), organized under the laws of Cayman Islands. Each Fund’s investments in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of each Fund present the financial position and results of operations for each Fund and its wholly-owned Subsidiary. All interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Each wholly owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the each Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions of net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Durable High Dividend ETF, which are declared and paid quarterly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income
49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments— Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts— Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. The Commodity Strategy ETF invests in commodity futures contracts, and the underlying reference assets consist of commodity instruments. Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Commodity Strategy ETF held futures contracts during the six months ended March 31, 2025, the average notional amount for the period was $27,460,882. Futures contracts held by Commodity Strategy ETF at March 31, 2025 are reflected in the Consolidated Schedule of Investments.

At March 31, 2025, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
Commodity Strategy ETF
Futures contracts[1]	$848,216

1	Reflects net unrealized appreciation/depreciation as disclosed in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
50

The impact of transactions in derivative instruments during the period ended March 31, 2025, was as follows:

Commodities Futures Risk
Commodity Strategy ETF
Realized gain (loss):
Futures contracts[1]	$1,851,141
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$319,681

1	Statement of Operations location: Net realized gain (loss) on futures contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Refer to the Schedule of Investments and Statement of Assets and Liabilities for collateral received or pledged as of March 31, 2025. Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2025, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral for securities lending is disclosed in Note 9 (Securities Lending). Futures contracts held by Commodity Strategy ETF are not subject to a master netting agreements or other similar arrangements.

I.	Segment Reporting— During the period, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations. The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

J.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Funds and other industry sources. After each calendar year
51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2026, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The management fee rates and expense limitations for the six months ended March 31, 2025, are as follows:

Fund	Management Fees	Expense Limitations
Long/Flat Trend ETF	0.50%	0.55%
Morningstar ESG Moat ETF	0.45	0.49
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar SMID Moat ETF	0.45	0.49
Morningstar Wide Moat ETF	0.45	0.49
Morningstar Wide Moat Growth ETF	0.45	0.49
Morningstar Wide Moat Value ETF	0.45	0.49
Real Assets ETF	0.50	0.55

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the period ended March 31, 2025, the Adviser waived management fees of $95,490 due to such investments held in the Real Assets ETF.

Refer to the Statements of Operations for amounts waived/assumed by the Adviser for the period ended March 31, 2025.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. In addition, for Commodity Strategy ETF, the Adviser has agreed to pay and/or reimburse the Fund for the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least February 1, 2026.

Fund	Management Fee Rate
Commodity Strategy ETF	0.55%
Durable High Dividend ETF	0.29
Social Sentiment ETF	0.75

In addition, Van Eck Securities Corporation (“the Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2025, the Adviser owned approximately 83%, 22%, and 11% of the shares outstanding of Morningstar Wide Moat Value ETF, Morningstar ESG Moat ETF and Durable High Dividend ETF, respectively.

52

Note 4—Capital Share Transactions—As of March 31, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation

Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended March 31, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Durable High Dividend ETF	$15,209,905	$15,524,268	$15,347,214	$18,557,042
Long/Flat Trend ETF	52,185	165,836	1,254,011	2,469,091
Morningstar ESG Moat ETF	1,307,863	726,214	1,424,439	2,034,917
Morningstar Global Wide Moat ETF	5,976,084	6,656,989	—	—
Morningstar International Moat ETF	128,702,404	139,419,319	7,705,857	61,451,258
Morningstar SMID Moat ETF	162,492,003	164,621,986	240,689,538	176,647,010
Morningstar Wide Moat ETF	3,863,594,217	3,954,677,741	4,773,676,060	6,074,647,034
Morningstar Wide Moat Growth ETF	181,822	1,219,669	1,496,376	461,647
Morningstar Wide Moat Value ETF	1,542,269	1,257,196	1,615,497	1,904,195
Real Assets ETF*	8,917,923	7,256,615	24,755,895	4,457,796
Social Sentiment ETF	78,599,900	78,952,449	66,860,580	76,290,503

*	Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes—As of March 31, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodity Strategy ETF	$30,206,910	$272	$(2,308,872)	$(2,308,600)
Durable High Dividend ETF	47,157,626	2,121,031	(1,895,609)	225,422
Long/Flat Trend ETF	20,372,071	4,400,447	–	4,400,447
Morningstar ESG Moat ETF	6,032,131	430,122	(454,983)	(24,861)
Morningstar Global Wide Moat ETF	14,174,507	1,893,937	(453,949)	1,439,988
Morningstar International Moat ETF	161,441,382	17,245,986	(7,313,912)	9,932,074
Morningstar SMID Moat ETF	426,032,435	12,006,182	(21,827,288)	(9,821,106)
Morningstar Wide Moat ETF	14,193,735,822	592,591,737	(1,341,947,037)	(749,355,300)
Morningstar Wide Moat Growth ETF	715,107	13,163	(22,286)	(9,123)
Morningstar Wide Moat Value ETF	4,985,750	119,830	(374,275)	(254,445)
Real Assets ETF	100,519,518	15,969,774	(3,314,888)	12,654,886
Social Sentiment ETF	53,314,595	1,319,029	(5,485,339)	(4,166,310)

The tax character of current year distributions will be determined at the end of the current fiscal year.

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Commodity Strategy ETF invests in futures contracts. The usage of futures contracts is subject to risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Real Assets ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Commodity Strategy ETF and Real Assets ETF.

54

Social Sentiment ETF may concentrate its investment in the information technology and communication services sectors. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

On October 1, 2021, the Durable High Dividend ETF adopted a unitary management fee, therefore, the liability of the Plan shown as “Deferred Trustee fees” in the Statement of Asset and Liabilities represents amounts accrued through September 30, 2021. Commodity Strategy ETF and Social Sentiment ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Real Assets ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value ETF, and Morningstar Wide Moat ETF the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend investments up to one-third of its net assets requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned

55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

securities and related cash collateral, if any, at March 31, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Morningstar ESG Moat ETF	$99,328	$–	$101,648	$101,648
Morningstar Global Wide Moat ETF	299,137	–	320,977	320,977
Morningstar International Moat ETF	10,972,977	3,644,277	7,998,693	11,642,970
Morningstar Wide Moat ETF	261,906,311	6,285	269,428,419	269,434,704
Real Assets ETF	14,214,536	8,551,549	5,922,787	14,474,336
Social Sentiment ETF	6,664,432	1,154,253	5,696,938	6,851,191

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Morningstar International Moat ETF	$3,644,277
Morningstar Wide Moat ETF	6,285
Real Assets ETF	8,551,549
Social Sentiment ETF	1,154,253

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Durable High Dividend ETF	87	$122,317	5.91%
Morningstar Global Wide Moat ETF	8	131,441	5.68
Morningstar International Moat ETF	163	704,177	5.85
Morningstar SMID Moat ETF	16	760,294	5.68
Morningstar Wide Moat ETF	16	3,064,449	5.96
Real Assets ETF	1	434,910	5.68
Social Sentiment ETF	48	747,044	5.86

Outstanding loan balances as of March 31, 2025, if any, are reflected in the Statements of Assets and Liabilities.

56

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

57

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on March 31, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Alternative Asset Manager ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

58

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date June 6, 2025

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date June 6, 2025